FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                      FRANKLIN INVESTORS SECURITIES TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2008

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund ........................   3
Franklin Balanced Fund .....................................................   9
Franklin Convertible Securities Fund .......................................  14
Franklin Equity Income Fund ................................................  17
Franklin Floating Rate Daily Access Fund ...................................  20
Franklin Limited Maturity U.S. Government Securities Fund ..................  33
Franklin Low Duration Total Return Fund ....................................  36
Franklin Real Return Fund ..................................................  42
Franklin Total Return Fund .................................................  47
Notes to Statements of Investments .........................................  64

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 79.0%
  MORTGAGE-BACKED SECURITIES 79.0%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 18.5%
  FHLMC, 4.216%, 1/01/34 .......................................................    $   4,201,592     $   4,302,793
  FHLMC, 5.253%, 10/01/33 ......................................................        1,241,841         1,262,878
  FHLMC, 5.79%, 2/01/37 ........................................................        6,636,131         6,859,605
  FHLMC, 5.836%, 3/01/32 .......................................................        1,262,115         1,320,736
  FHLMC, 5.875%, 11/01/16 ......................................................          413,921           424,047
  FHLMC, 6.038%, 12/01/19 ......................................................        1,811,149         1,853,700
  FHLMC, 6.094%, 6/01/29 .......................................................        3,081,794         3,155,003
  FHLMC, 6.226%, 9/01/36 .......................................................        4,289,954         4,425,296
  FHLMC, 6.385%, 6/01/26 .......................................................          422,002           438,595
  FHLMC, 6.388%, 11/01/25 ......................................................        4,279,160         4,326,505
  FHLMC, 6.402%, 12/01/16 ......................................................          257,180           262,644
  FHLMC, 6.456%, 11/01/31 ......................................................        1,949,580         1,989,180
  FHLMC, 6.516%, 9/01/34 .......................................................        2,957,966         3,004,219
  FHLMC, 6.532%, 5/01/26 .......................................................          199,546           205,624
  FHLMC, 6.568%, 10/01/29 ......................................................          146,695           149,403
  FHLMC, 6.579%, 1/01/23 .......................................................          490,994           502,412
  FHLMC, 6.607%, 11/01/35 ......................................................          496,597           518,245
  FHLMC, 6.704%, 2/01/33 .......................................................          200,511           204,792
  FHLMC, 6.725%, 12/01/27 ......................................................           53,208            55,145
  FHLMC, 6.747%, 5/01/20 .......................................................        1,366,346         1,391,718
  FHLMC, 6.748%, 3/01/32 .......................................................          367,447           374,442
  FHLMC, 6.771%, 9/01/19 .......................................................          401,948           410,907
  FHLMC, 6.809%, 4/01/29 .......................................................        1,378,324         1,396,286
  FHLMC, 6.822%, 10/01/25 ......................................................          465,191           474,036
  FHLMC, 6.853%, 4/01/19 .......................................................          866,213           879,249
  FHLMC, 6.861%, 9/01/18 .......................................................          885,711           904,971
  FHLMC, 6.88%, 12/01/21 .......................................................           63,163            67,095
  FHLMC, 6.904%, 5/01/32 .......................................................          801,569           815,908
  FHLMC, 6.931%, 8/01/30 .......................................................        2,996,993         3,071,598
  FHLMC, 6.999%, 4/01/18 .......................................................          757,815           770,837
  FHLMC, 7.009%, 7/01/18 .......................................................          203,013           206,526
  FHLMC, 7.016%, 3/01/18 .......................................................          220,217           224,748
  FHLMC, 7.036%, 7/01/27 .......................................................          386,551           391,169
  FHLMC, 7.053%, 5/01/25 .......................................................          315,118           320,153
  FHLMC, 7.07%, 4/01/25 ........................................................        1,428,491         1,463,140
  FHLMC, 7.095%, 10/01/24 ......................................................        1,153,661         1,168,067
  FHLMC, 7.112%, 10/01/31 ......................................................        2,773,190         2,839,224
  FHLMC, 7.136%, 4/01/25 .......................................................        1,406,265         1,425,692
  FHLMC, 7.141%, 1/01/23 .......................................................        3,819,029         3,923,740
  FHLMC, 7.147%, 11/01/29 ......................................................        3,225,402         3,323,990
  FHLMC, 7.15%, 8/01/32 ........................................................        2,432,631         2,474,202
  FHLMC, 7.175%, 10/01/18 ......................................................          137,357           140,726
  FHLMC, 7.177%, 7/01/20 .......................................................          104,454           106,947
  FHLMC, 7.183%, 8/01/27 .......................................................        1,179,106         1,213,546
  FHLMC, 7.23%, 9/01/31 ........................................................          152,769           155,011
  FHLMC, 7.24%, 3/01/19 ........................................................           49,151            50,287
  FHLMC, 7.25%, 9/01/31 ........................................................          326,198           331,355


                                         Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
  FHLMC, 7.28%, 12/01/30 .......................................................    $   1,348,907     $   1,372,495
  FHLMC, 7.282%, 6/01/26 .......................................................        3,237,348         3,291,095
  FHLMC, 7.283%, 8/01/31 .......................................................          113,597           114,465
  FHLMC, 7.307%, 8/01/30 .......................................................          173,994           176,343
  FHLMC, 7.361%, 4/01/30 .......................................................          334,827           339,307
  FHLMC, 7.365%, 7/01/29 .......................................................          125,280           128,131
  FHLMC, 7.416%, 8/01/32 .......................................................          356,308           361,668
  FHLMC, 7.44%, 5/01/32 ........................................................          300,180           303,231
  FHLMC, 7.481%, 9/01/32 .......................................................        1,020,766         1,044,092
  FHLMC, 7.585%, 12/01/28 ......................................................          337,063           346,476
  FHLMC, 7.675%, 11/01/29 ......................................................          745,840           757,148
  FHLMC, 7.705%, 2/01/19 .......................................................          146,827           148,322
                                                                                                      --------------
                                                                                                         73,959,165
                                                                                                      --------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 52.9%
  FNMA, 4.50%, 3/01/34 .........................................................        1,513,521         1,517,337
  FNMA, 4.646%, 2/01/34 ........................................................        8,770,265         8,774,594
  FNMA, 4.94%, 4/01/35 .........................................................          869,799           874,137
  FNMA, 5.05%, 9/01/16 .........................................................           26,783            27,559
  FNMA, 5.18%, 8/01/16 .........................................................          149,031           153,669
  FNMA, 5.422%, 6/01/20 - 1/01/29 ..............................................        5,331,281         5,299,264
  FNMA, 5.433%, 1/01/18 ........................................................        7,380,762         7,351,739
  FNMA, 5.447%, 2/01/33 ........................................................          715,335           733,311
  FNMA, 5.464%, 5/01/18 ........................................................        5,014,105         5,005,384
  FNMA, 5.483%, 9/01/18 - 8/01/26 ..............................................        2,388,000         2,423,637
  FNMA, 5.483%, 8/01/33 ........................................................        7,417,186         7,445,456
  FNMA, 5.483%, 9/01/34 ........................................................        4,096,324         4,097,019
  FNMA, 5.483%, 3/01/35 ........................................................        4,891,851         4,890,301
  FNMA, 5.518%, 5/01/36 ........................................................        3,132,858         3,157,171
  FNMA, 5.524%, 1/01/32 ........................................................        1,581,614         1,612,313
  FNMA, 5.535%, 4/01/22 ........................................................        1,100,036         1,107,093
  FNMA, 5.546%, 3/01/19 ........................................................        2,489,396         2,494,705
  FNMA, 5.547%, 5/01/36 ........................................................        1,862,955         1,877,413
  FNMA, 5.572%, 5/01/19 ........................................................          860,916           862,780
  FNMA, 5.625%, 10/01/28 .......................................................          118,754           118,921
  FNMA, 5.633%, 3/01/33 ........................................................        2,564,951         2,574,659
  FNMA, 5.645, 11/01/31 - 1/01/34 ..............................................        1,085,888         1,095,381
  FNMA, 5.703%, 7/01/24 ........................................................          974,708           985,081
  FNMA, 5.727%, 8/01/35 ........................................................       12,514,766        12,886,706
  FNMA, 5.755%, 11/01/17 .......................................................        1,804,573         1,822,724
  FNMA, 5.84%, 12/01/33 ........................................................           85,395            87,219
  FNMA, 5.866%, 5/01/36 ........................................................        7,776,020         8,223,158
  FNMA, 5.875%, 1/01/17 ........................................................          617,580           617,161
  FNMA, 5.926%, 5/01/21 ........................................................          721,261           742,983
  FNMA, 5.934%, 1/01/35 ........................................................          322,609           329,121
  FNMA, 5.947%, 1/01/35 ........................................................          189,910           194,291
  FNMA, 5.974%, 4/01/19 ........................................................          923,753           930,941


4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 5.984%, 1/01/19 ........................................................    $     856,811     $     863,458
  FNMA, 5.998%, 1/01/19 ........................................................        1,582,232         1,598,716
  FNMA, 6.039%, 3/01/33 ........................................................        2,501,066         2,522,789
  FNMA, 6.054%, 5/01/21 ........................................................          321,404           333,365
  FNMA, 6.073%, 2/01/19 ........................................................          270,992           272,019
  FNMA, 6.125%, 2/01/33 ........................................................          525,668           533,916
  FNMA, 6.133%, 6/01/29 ........................................................          810,899           838,254
  FNMA, 6.161%, 8/01/36 ........................................................       21,652,183        22,249,490
  FNMA, 6.174%, 1/01/35 ........................................................          839,181           853,452
  FNMA, 6.183%, 8/01/21 ........................................................        1,990,441         2,016,554
  FNMA, 6.191%, 9/01/33 ........................................................          714,044           717,845
  FNMA, 6.198%, 2/01/16 ........................................................          322,306           328,322
  FNMA, 6.202%, 5/01/35 ........................................................          488,559           502,581
  FNMA, 6.219%, 1/01/19 ........................................................          402,105           408,398
  FNMA, 6.219%, 4/01/34 ........................................................        6,279,809         6,391,229
  FNMA, 6.219%, 9/01/36 ........................................................        5,743,933         5,887,267
  FNMA, 6.249%, 9/01/32 ........................................................          595,818           606,554
  FNMA, 6.254%, 6/01/19 ........................................................          197,552           200,814
  FNMA, 6.259%, 12/01/20 .......................................................          200,917           207,236
  FNMA, 6.27%, 6/01/19 .........................................................          251,304           254,164
  FNMA, 6.278%, 2/01/18 ........................................................          182,607           185,255
  FNMA, 6.279%, 3/01/20 ........................................................           95,623           100,151
  FNMA, 6.284%, 3/01/20 ........................................................        2,238,197         2,282,429
  FNMA, 6.306%, 10/01/22 .......................................................          497,015           503,208
  FNMA, 6.315%, 12/01/24 .......................................................          518,852           538,998
  FNMA, 6.345%, 12/01/33 .......................................................          608,797           625,231
  FNMA, 6.361%, 6/01/32 ........................................................          373,857           388,870
  FNMA, 6.372%, 1/01/37 ........................................................        1,417,014         1,438,149
  FNMA, 6.378%, 12/01/32 .......................................................        2,307,293         2,373,113
  FNMA, 6.46%, 5/01/19 .........................................................          317,051           320,146
  FNMA, 6.473%, 4/01/18 ........................................................          151,495           155,697
  FNMA, 6.482%, 11/01/33 .......................................................          449,910           461,969
  FNMA, 6.487%, 11/01/27 .......................................................          117,255           120,275
  FNMA, 6.51%, 3/01/34 .........................................................           81,546            82,572
  FNMA, 6.514%, 8/01/22 ........................................................           69,731            72,577
  FNMA, 6.533%, 10/01/32 - 6/01/33 .............................................        1,026,787         1,036,194
  FNMA, 6.556%, 4/01/19 ........................................................          621,419           631,849
  FNMA, 6.561%, 7/01/34 ........................................................          418,359           424,088
  FNMA, 6.567%, 7/01/33 ........................................................          795,439           810,436
  FNMA, 6.576%, 1/01/25 ........................................................        2,195,515         2,224,943
  FNMA, 6.617%, 4/01/27 ........................................................        2,899,028         3,015,108
  FNMA, 6.625%, 12/01/19 .......................................................          625,577           637,471
  FNMA, 6.633%, 4/01/31 ........................................................        1,349,839         1,371,289
  FNMA, 6.638%, 1/01/16 ........................................................          707,418           714,604
  FNMA, 6.641%, 2/01/25 ........................................................          751,208           771,109
  FNMA, 6.642%, 1/01/29 - 9/01/32 ..............................................        1,322,832         1,350,774
  FNMA, 6.646%, 12/01/17 .......................................................          115,108           116,715


                                         Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 6.664%, 10/01/14 .......................................................    $     107,232     $     109,455
  FNMA, 6.675%, 2/01/31 ........................................................          177,227           180,533
  FNMA, 6.68%, 3/01/26 .........................................................          776,413           811,083
  FNMA, 6.681%, 7/01/17 ........................................................          846,560           862,214
  FNMA, 6.691%, 1/01/26 - 3/01/32 ..............................................          941,068           979,286
  FNMA, 6.697%, 6/01/19 ........................................................          136,529           138,127
  FNMA, 6.699%, 12/01/18 - 1/01/19 .............................................          554,206           563,588
  FNMA, 6.715%, 2/01/32 ........................................................          624,523           637,776
  FNMA, 6.717%, 3/01/20 ........................................................          144,075           146,875
  FNMA, 6.728%, 9/01/32 ........................................................        1,803,731         1,848,904
  FNMA, 6.742%, 9/01/15 ........................................................          539,917           557,135
  FNMA, 6.772%, 11/01/26 .......................................................           87,220            90,709
  FNMA, 6.778%, 10/01/24 .......................................................        5,985,897         6,203,407
  FNMA, 6.784%, 2/01/30 ........................................................          222,957           229,847
  FNMA, 6.788%, 3/01/19 ........................................................          279,892           284,298
  FNMA, 6.79%, 5/01/28 .........................................................          688,788           703,707
  FNMA, 6.795%, 1/01/31 ........................................................          797,421           821,422
  FNMA, 6.814%, 10/01/31 .......................................................          223,544           227,083
  FNMA, 6.819%, 6/01/19 - 11/01/31 .............................................          495,687           504,912
  FNMA, 6.82%, 7/01/32 .........................................................          124,134           125,511
  FNMA, 6.822%, 12/01/20 .......................................................          370,093           377,142
  FNMA, 6.833%, 2/01/34 ........................................................          229,549           233,978
  FNMA, 6.835%, 10/01/17 - 11/01/18 ............................................          309,528           323,245
  FNMA, 6.849%, 11/01/34 .......................................................          393,442           402,234
  FNMA, 6.867%, 3/01/21 ........................................................          104,004           105,783
  FNMA, 6.887%, 11/01/20 .......................................................          165,155           168,700
  FNMA, 6.888%, 2/01/29 ........................................................          283,236           286,505
  FNMA, 6.897%, 7/01/24 ........................................................          451,122           474,469
  FNMA, 6.898%, 5/01/25 ........................................................          622,252           642,807
  FNMA, 6.917%, 6/01/32 ........................................................          717,182           734,818
  FNMA, 6.92%, 5/01/32 .........................................................          583,039           594,886
  FNMA, 6.922%, 10/01/19 .......................................................          376,428           388,886
  FNMA, 6.932%, 6/01/19 ........................................................          364,815           372,303
  FNMA, 6.956%, 5/01/27 ........................................................        1,543,580         1,596,322
  FNMA, 6.966%, 12/01/17 .......................................................          149,685           155,916
  FNMA, 6.974%, 12/01/27 .......................................................          871,839           893,020
  FNMA, 6.975%, 3/01/18 ........................................................          138,135           139,887
  FNMA, 6.98%, 8/01/34 .........................................................          175,791           180,346
  FNMA, 6.987%, 5/01/29 ........................................................          291,777           299,390
  FNMA, 6.988%, 4/01/32 ........................................................          585,528           595,655
  FNMA, 6.989%, 2/01/20 ........................................................          493,849           502,234
  FNMA, 7.006%, 9/01/22 ........................................................          974,641           994,098
  FNMA, 7.027%, 8/01/28 ........................................................        1,412,970         1,445,727
  FNMA, 7.048%, 6/01/31 ........................................................          431,232           441,165
  FNMA, 7.054%, 11/01/30 .......................................................        4,764,389         4,937,981
  FNMA, 7.065%, 3/01/22 ........................................................            1,419             1,441


6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 7.07%, 6/01/27 .........................................................   $      493,137     $     501,950
  FNMA, 7.09%, 3/01/32 - 4/01/32 ...............................................          760,270           775,352
  FNMA, 7.102%, 12/01/19 .......................................................          276,075           283,570
  FNMA, 7.104%, 7/01/31 ........................................................           82,129            84,243
  FNMA, 7.111%, 12/01/32 .......................................................          835,716           865,735
  FNMA, 7.125%, 8/01/29 ........................................................           92,644            94,312
  FNMA, 7.128%, 10/01/32 .......................................................          134,466           137,005
  FNMA, 7.133%, 5/01/25 ........................................................        1,039,104         1,059,670
  FNMA, 7.135%, 8/01/29 ........................................................          249,582           252,192
  FNMA, 7.149%, 11/01/36 .......................................................          572,676           585,613
  FNMA, 7.155%, 6/01/31 - 11/01/31 .............................................          608,075           624,508
  FNMA, 7.17%, 9/01/31 .........................................................          209,510           215,047
  FNMA, 7.172%, 3/01/32 ........................................................        2,399,364         2,446,871
  FNMA, 7.176%, 4/01/30 ........................................................          687,607           703,285
  FNMA, 7.178%, 9/01/39 ........................................................          688,217           705,593
  FNMA, 7.18%, 8/01/31 .........................................................          194,655           198,564
  FNMA, 7.185%, 6/01/32 ........................................................           70,923            72,696
  FNMA, 7.186%, 1/01/31 ........................................................          307,396           311,397
  FNMA, 7.198%, 6/01/17 ........................................................            5,905             6,030
  FNMA, 7.20%, 3/01/19 .........................................................          148,320           150,891
  FNMA, 7.215%, 5/01/31 ........................................................          116,904           119,303
  FNMA, 7.25%, 10/01/30 ........................................................          262,288           265,598
  FNMA, 7.259%, 9/01/32 ........................................................          929,565           955,166
  FNMA, 7.306%, 11/01/17 .......................................................          496,441           507,808
  FNMA, 7.31%, 8/01/32 .........................................................           59,014            60,628
  FNMA, 7.321%, 5/01/29 ........................................................          146,130           149,570
  FNMA, 7.336%, 5/01/32 ........................................................          644,693           654,654
  FNMA, 7.34%, 5/01/32 .........................................................          583,996           593,576
  FNMA, 7.345%, 3/01/28 ........................................................           95,109            97,324
  FNMA, 7.348%, 9/01/29 ........................................................          198,976           204,559
  FNMA, 7.378%, 9/01/29 ........................................................          283,859           290,351
  FNMA, 7.409%, 6/01/28 ........................................................        2,199,334         2,297,362
  FNMA, 7.439%, 1/01/29 ........................................................          346,999           356,952
  FNMA, 7.549%, 7/01/26 ........................................................          872,005           892,180
  FNMA, 7.598%, 9/01/25 ........................................................          477,868           490,413
  FNMA, 7.726%, 3/01/25 ........................................................          150,882           158,225
  FNMA, 7.728%, 5/01/19 ........................................................          294,533           301,670
                                                                                                      --------------
                                                                                                        212,437,544
                                                                                                      --------------
a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 7.6%
  GNMA, 5.125%, 10/20/23 - 10/20/26 ............................................        8,492,675         8,637,504
  GNMA, 5.625%, 7/20/21 - 9/20/31 ..............................................        7,995,485         8,059,085
  GNMA, 6.375%, 4/20/22 - 6/20/31 ..............................................       13,563,158        13,848,172
                                                                                                      --------------
                                                                                                         30,544,761
                                                                                                      --------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $317,356,354) ...........................                        316,941,470
                                                                                                      --------------


                                         Quarterly Statements of Investments | 7

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
    (COST $71,554) 0.0% b
  FINANCE 0.0% b
a Travelers Mortgage Services Inc., 1998-5A, A, FRN, 7.047%, 12/25/18 ..........   $       70,344     $      70,344
                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $317,427,908) ..............................                        317,011,814
                                                                                                      --------------
  SHORT TERM INVESTMENTS 20.3%
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $20,098,204) 5.0%
c FHLB, 3/27/08 ................................................................       20,228,000        20,146,886
                                                                                                      --------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE AGREEMENT
   (COST $337,526,112) .........................................................                        337,158,700
                                                                                                      --------------

                                                                                   --------------
                                                                                       SHARES
                                                                                   --------------
  MONEY MARKET FUND (COST $20,121,748) 5.0%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .........       20,121,748        20,121,748
                                                                                                      --------------

                                                                                   ----------------
                                                                                   PRINCIPAL AMOUNT
                                                                                   ----------------
  REPURCHASE AGREEMENT (COST $41,374,660) 10.3%
e Joint Repurchase Agreement, 2.599%, 2/01/08 (Maturity Value $41,377,647) .....   $   41,374,660        41,374,660
    ABN AMRO Bank NV, New York Branch (Maturity Value $3,499,308)
    Banc of America Securities LLC (Maturity Value $3,499,308)
    Barclays Capital Inc. (Maturity Value $3,499,308)
    BNP Paribas Securities Corp. (Maturity Value $3,499,308)
    Credit Suisse Securities (USA) LLC (Maturity Value $3,499,308)
    Deutsche Bank Securities Inc. (Maturity Value $3,499,308)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $3,499,308)
    Goldman, Sachs & Co. (Maturity Value $3,499,308)
    Greenwich Capital Markets Inc. (Maturity Value $3,499,308)
    Lehman Brothers Inc. (Maturity Value $2,885,259)
    Merrill Lynch Government Securities Inc. (Maturity Value $3,499,308)
    UBS Securities LLC (Maturity Value $3,499,308)
      Collateralized by U.S. Government Agency Securities, 2.96% - 7.25%,
        2/15/08 - 12/12/12;
       c U.S. Government Agency Discount Notes, 2/08/08 - 8/01/12; and U.S.
          Treasury Notes, 4.375% - 5.75%, 8/15/10 - 2/15/12
                                                                                                      --------------
  TOTAL INVESTMENTS (COST $399,022,520) 99.3% ....................................                      398,655,108
  OTHER ASSETS, LESS LIABILITIES 0.7% ............................................                        2,817,113
                                                                                                      --------------
  NET ASSETS 100.0% ..............................................................                    $ 401,472,221
                                                                                                      ==============

See Selected Portfolio Abbreviations on page 63.

a The coupon rate shown represents the rate at period end.

b Rounds to less than 0.1% of net assets.

c The security is traded on a discount basis with no stated coupon rate.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2008, all repurchase agreements had been entered into on that date.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                     COUNTRY                SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.0%
    COMMON STOCKS 46.6%
    CONSUMER DISCRETIONARY 3.0%
    Best Buy Co. Inc. ...............................................       United States              13,000         $     634,530
  a Starbucks Corp. .................................................       United States              20,000               378,200
  b Target Corp. ....................................................       United States              10,000               555,800
                                                                                                                      --------------
                                                                                                                          1,568,530
                                                                                                                      --------------
    CONSUMER STAPLES 2.0%
    Anheuser-Busch Cos. Inc. ........................................       United States               8,200               381,464
    The Procter & Gamble Co. ........................................       United States               4,000               263,800
  b Wal-Mart Stores Inc. ............................................       United States               8,000               407,040
                                                                                                                      --------------
                                                                                                                          1,052,304
                                                                                                                      --------------
    ENERGY 4.3%
    Chesapeake Energy Corp. .........................................       United States               7,500               279,225
    Chevron Corp. ...................................................       United States               3,600               304,200
    ConocoPhillips ..................................................       United States               6,000               481,920
    Halliburton Co. .................................................       United States              20,000               663,400
  a Nabors Industries Ltd. ..........................................          Bermuda                 20,000               544,400
                                                                                                                      --------------
                                                                                                                          2,273,145
                                                                                                                      --------------
    FINANCIALS 6.5%
    Bank of America Corp. ...........................................       United States              13,000               576,550
    Citigroup Inc. ..................................................       United States              10,000               282,200
    iStar Financial Inc. ............................................       United States              30,000               800,400
  b Lehman Brothers Holdings Inc. ...................................       United States              10,000               641,700
    Merrill Lynch & Co. Inc. ........................................       United States              20,000             1,128,000
                                                                                                                      --------------
                                                                                                                          3,428,850
                                                                                                                      --------------
    HEALTH CARE 8.5%
  a Amgen Inc. ......................................................       United States              10,000               465,900
a,b Genentech Inc. ..................................................       United States              16,000             1,123,040
    Johnson & Johnson ...............................................       United States              15,000               948,900
    Pfizer Inc. .....................................................       United States              30,000               701,700
    Roche Holding AG ................................................        Switzerland                4,000               724,883
    Schering-Plough Corp. ...........................................       United States              24,000               469,680
                                                                                                                      --------------
                                                                                                                          4,434,103
                                                                                                                      --------------
    INDUSTRIALS 7.4%
    3M Co. ..........................................................       United States               8,000               637,200
    Avery Dennison Corp. ............................................       United States              15,000               777,300
    Caterpillar Inc. ................................................       United States               8,000               569,120
    General Electric Co. ............................................       United States              20,000               708,200
    United Parcel Service Inc., B ...................................       United States               6,000               438,960
    United Technologies Corp. .......................................       United States              10,000               734,100
                                                                                                                      --------------
                                                                                                                          3,864,880
                                                                                                                      --------------
    INFORMATION TECHNOLOGY 7.6%
a,b Agilent Technologies Inc. .......................................       United States              15,000               508,650
  a Cisco Systems Inc. ..............................................       United States              30,000               735,000
    Intel Corp. .....................................................       United States              55,000             1,166,000


                                         Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                     COUNTRY                SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    INFORMATION TECHNOLOGY (CONTINUED)
    Maxim Integrated Products Inc. ..................................       United States              20,000         $     393,200
  a Network Appliance Inc. ..........................................       United States              20,000               464,400
    QUALCOMM Inc. ...................................................       United States               6,800               288,456
    Texas Instruments Inc. ..........................................       United States              13,000               402,090
                                                                                                                      --------------
                                                                                                                          3,957,796
                                                                                                                      --------------
    MATERIALS 1.7%
    Alcoa Inc. ......................................................       United States              15,000               496,500
    The Dow Chemical Co. ............................................       United States              10,000               386,600
                                                                                                                      --------------
                                                                                                                            883,100
                                                                                                                      --------------
    TELECOMMUNICATION SERVICES 1.5%
    AT&T Inc. .......................................................       United States              20,000               769,800
                                                                                                                      --------------
    UTILITIES 4.1%
    Ameren Corp. ....................................................       United States               6,000               268,860
    Duke Energy Corp. ...............................................       United States              30,000               559,800
    PG&E Corp. ......................................................       United States              25,000             1,026,000
  b Public Service Enterprise Group Inc. ............................       United States               3,200               307,200
                                                                                                                      --------------
                                                                                                                          2,161,860
                                                                                                                      --------------
    TOTAL COMMON STOCKS (COST $25,070,023) ..........................                                                    24,394,368
                                                                                                                      --------------
    CONVERTIBLE PREFERRED STOCKS 13.6%
    CONSUMER DISCRETIONARY 1.0%
a,c The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, cvt.
     pfd., 144A .....................................................       United States              30,000               549,960
                                                                                                                      --------------
    FINANCIALS 2.9%
  a Bank of America Corp., 7.25%, cvt. pfd., L ......................       United States                 900             1,003,724
  a Citigroup Inc., 6.50%, cvt. pfd. ................................       United States              10,000               540,500
                                                                                                                      --------------
                                                                                                                          1,544,224
                                                                                                                      --------------
    HEALTH CARE 5.1%
a,c Morgan Stanley into Genentech Inc., 5.26%, cvt. pfd., 144A ......       United States              25,000             1,729,875
    Schering-Plough Corp., 6.00%, cvt. pfd. .........................       United States               5,000               951,450
                                                                                                                      --------------
                                                                                                                          2,681,325
                                                                                                                      --------------
    INDUSTRIALS 1.7%
  a Lehman Brothers Holdings into General Electric Co., 7.50%, cvt.
     pfd. ...........................................................       United States              25,000               879,000
                                                                                                                      --------------
    INFORMATION TECHNOLOGY 2.9%
a,c Morgan Stanley into Texas Instruments Inc., 7.50%, cvt. pfd.,
     144A ...........................................................       United States              50,000             1,495,250
                                                                                                                      --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $7,277,706) ............                                                     7,149,759
                                                                                                                      --------------
    PREFERRED STOCKS 7.3%
    FINANCIALS 7.3%
  a FHLMC, 8.375%, pfd. .............................................       United States              55,200             1,482,120
    FNMA, 6.75%, pfd. ...............................................       United States              20,000               495,000
    FNMA, 7.625%, pfd., R ...........................................       United States              20,000               521,000
  a FNMA, 8.25%, pfd. ...............................................       United States              50,000             1,321,000
                                                                                                                      --------------
    TOTAL PREFERRED STOCKS (COST $3,630,000) ........................                                                     3,819,120
                                                                                                                      --------------


10 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                     COUNTRY          PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS 24.7%
    CONSUMER DISCRETIONARY 5.2%
    Comcast Corp., senior note,
       5.85%, 1/15/10 ...............................................       United States         $   200,000         $     206,162
       6.30%, 11/15/17 ..............................................       United States             350,000               361,274
  c Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 .......       United States             500,000               465,000
    Ford Motor Credit Co. LLC, senior note, 9.75%, 9/15/10 ..........       United States             400,000               386,570
    R.H. Donnelley Corp., senior discount note, 6.875%, 1/15/13 .....       United States             300,000               253,500
    Target Corp., 6.00%, 1/15/18 ....................................       United States           1,000,000             1,042,935
                                                                                                                      --------------
                                                                                                                          2,715,441
                                                                                                                      --------------
    CONSUMER STAPLES 1.1%
    Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ...........       United States             300,000               294,002
    CVS Caremark Corp., senior note, 5.75%, 6/01/17 .................       United States             300,000               310,585
                                                                                                                      --------------
                                                                                                                            604,587
                                                                                                                      --------------
    ENERGY 1.6%
    Valero Energy Corp., 6.125%, 6/15/17 ............................       United States             400,000               411,661
    XTO Energy Inc., senior note, 5.90%, 8/01/12 ....................       United States             400,000               424,616
                                                                                                                      --------------
                                                                                                                            836,277
                                                                                                                      --------------
    FINANCIALS 8.6%
c,e BNP Paribas, 144A, 7.195%, Perpetual ............................           France                300,000               289,964
    CIT Group Funding Co. of Canada, senior note, 4.65%, 7/01/10 ....       United States             400,000               381,571
    Compass Bank, 6.40%, 10/01/17 ...................................       United States             400,000               415,060
    International Lease Finance Corp., 4.75%, 2/15/08 ...............       United States             200,000               200,044
    Lazard Group, senior note, 6.85%, 6/15/17 .......................       United States             300,000               295,400
    Lehman Brothers Holdings Inc.,
       senior note, 6.20%, 9/26/14 ..................................       United States             500,000               515,276
       sub. note, 6.50%, 7/19/17 ....................................       United States             400,000               409,519
  c LUKOIL International Finance BV, 144A, 6.356%, 6/07/17 ..........           Russia                500,000               477,500
    Morgan Stanley, sub. note, 4.75%, 4/01/14 .......................       United States             200,000               192,584
  f The Travelers Cos. Inc., junior sub. bond, FRN, 6.25%, 3/15/67 ..       United States             500,000               476,262
  e Wachovia Capital Trust III, 5.80%, Perpetual ....................       United States             500,000               395,264
c,e Washington Mutual Preferred Funding Trust IV, junior sub. bond,
     144A, 9.75%, Perpetual .........................................       United States             500,000               460,704
                                                                                                                      --------------
                                                                                                                          4,509,148
                                                                                                                      --------------
    HEALTH CARE 3.7%
  c Bausch & Lomb Inc., senior note, 144A, 9.875%, 11/01/15 .........       United States             400,000               407,000
    Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ..........       United States             400,000               416,365
    Quest Diagnostics Inc., 6.95%, 7/01/37 ..........................       United States             500,000               516,910
    Schering-Plough Corp., senior note, 6.00%, 9/15/17 ..............       United States             400,000               413,210
  c UnitedHealth Group Inc., 144A, 6.50%, 6/15/37 ...................       United States             200,000               194,496
                                                                                                                      --------------
                                                                                                                          1,947,981
                                                                                                                      --------------
    INFORMATION TECHNOLOGY 1.5%
  c First Data Corp., senior note, 144A, 9.875%, 9/24/15 ............       United States             400,000               354,500
    Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 .....       United States             500,000               408,750
                                                                                                                      --------------
                                                                                                                            763,250
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                     COUNTRY          PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    TELECOMMUNICATION SERVICES 1.5%
    Embarq Corp., senior note, 7.082%, 6/01/16 ......................       United States         $   250,000         $     253,425
    Telecom Italia Capital, senior note,
       4.95%, 9/30/14 ...............................................           Italy                 100,000                97,283
       7.20%, 7/18/36 ...............................................           Italy                 150,000               158,934
    Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..........       United States             250,000               267,545
                                                                                                                      --------------
                                                                                                                            777,187
                                                                                                                      --------------
    UTILITIES 1.5%
  c Texas Competitive Electric Holdings Co. LLC, senior note,
     144A, 10.25%, 11/01/15 .........................................       United States             800,000               790,000
                                                                                                                      --------------
    TOTAL CORPORATE BONDS (COST $12,860,437) ........................                                                    12,943,871
                                                                                                                      --------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
     (COST $211,982) 0.4%

    FINANCIALS 0.4%
  f Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 3.616%,
     9/25/35 ........................................................       United States             211,850               198,422
                                                                                                                      --------------
    MORTGAGE-BACKED SECURITIES 1.4%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.4%
    FNMA 30 Year, 6.00%, 8/01/36 ....................................       United States             415,554               426,558
    FNMA 30 Year, 6.50%, 4/01/36 ....................................       United States             305,772               317,506
                                                                                                                      --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $713,349) ................                                                       744,064
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $49,763,497) ..................                                                    49,249,604
                                                                                                                      --------------
    SHORT TERM INVESTMENTS 5.4%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,157,928) 2.2%
  g U.S. Treasury Bill, 2/21/08 .....................................       United States           1,160,000             1,159,048
                                                                                                                      --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $50,921,425) ...                                                    50,408,652
                                                                                                                      --------------

                                                                                               --------------------
                                                                                                      SHARES
                                                                                               --------------------
    MONEY MARKET FUND (COST $1,674,000) 3.2%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio,
     3.64% ..........................................................       United States           1,674,000             1,674,000
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $52,595,425) 99.4% ......................                                                    52,082,652
    OPTIONS WRITTEN (0.1)% ..........................................                                                       (46,160)
    OTHER ASSETS, LESS LIABILITIES 0.7% .............................                                                       350,765
                                                                                                                      --------------
    NET ASSETS 100.0% ...............................................                                                 $  52,387,257
                                                                                                                      ==============


12 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCED FUND                                                     COUNTRY              CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    OPTIONS WRITTEN 0.1%
    CALL OPTIONS 0.1%
    CONSUMER STAPLES 0.0% i
    Wal-Mart Stores Inc., Feb. 50 Calls, 2/16/08 ....................       United States                  80         $      13,200
                                                                                                                      --------------
    FINANCIALS 0.0% i
    Lehman Brothers Holdings Inc., Feb. 65 Calls, 2/16/08 ...........       United States                 100                19,000
                                                                                                                      --------------
    HEALTH CARE 0.0% i
    Genentech Inc., Mar. 80 Calls, 3/22/08 ..........................       United States                 160                 3,200
                                                                                                                      --------------
    INFORMATION TECHNOLOGY 0.0% i
    Agilent Technologies Inc., Feb. 37.50 Calls, 2/16/08 ............       United States                 150                 4,350
                                                                                                                      --------------
    UTILITIES 0.0% i
    Public Service Enterprise Group Inc., Feb. 100 Calls, 2/16/08 ...       United States                  32                 3,360
                                                                                                                      --------------
    PUT OPTIONS 0.0% i
    CONSUMER DISCRETIONARY 0.0% i
    Target Corp., Feb. 47.50 Puts, 2/16/08 ..........................       United States                  50                 1,250
                                                                                                                      --------------
    FINANCIALS 0.0% i
    Lehman Brothers Holdings Inc., Feb. 50 Puts, 2/16/08 ............       United States                 100                 1,800
                                                                                                                      --------------
    TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $47,414) ...............                                                 $      46,160
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended January 31, 2008.

b A portion or all of the security is held in connection with written option contracts open at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $7,214,249, representing 13.77% of net assets.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e Perpetual bond with no stated maturity date.

f The coupon rate shown represents the rate at period end.

g The security is traded on a discount basis with no stated coupon rate.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

i Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                                 SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.5%
    CONVERTIBLE PREFERRED STOCKS 34.5%
    CONSUMER DISCRETIONARY 6.3%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................................            450,000     $ 15,264,000
    General Motors Corp., 6.25%, cvt. pfd. ..................................................            235,000        4,958,500
    General Motors Corp., 1.50%, cvt. pfd., D ...............................................            776,200       19,599,050
  a Merrill Lynch & Co. Inc. into D.R. Horton Inc., 4.00%, cvt. pfd., 144A ..................            607,000       10,458,610
    Retail Ventures into DSW Inc., 6.625%, cvt. pfd. ........................................            250,000        9,375,000
                                                                                                                     -------------
                                                                                                                       59,655,160
                                                                                                                     -------------
    ENERGY 6.1%
  a Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .........................................            170,000       19,108,850
    El Paso Corp., 4.99%, cvt. pfd. .........................................................             12,000       16,276,500
    McMoRan Exploration Co., 6.75%, cvt. pfd. ...............................................            200,000       21,802,000
                                                                                                                     -------------
                                                                                                                       57,187,350
                                                                                                                     -------------
    FINANCIALS 10.3%
    Affiliated Managers Group Inc., 5.10%, cvt. pfd. ........................................            350,000       16,362,500
    CIT Group Inc., 7.75%, cvt. pfd., D .....................................................            924,500       19,377,520
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ..............................................            855,000        6,737,400
    Fannie Mae, 5.375%, cvt. pfd. ...........................................................                140       11,597,268
    MetLife Inc., 6.375%, cvt. pfd. .........................................................            400,000       11,750,000
    Simon Property Group Inc., 6.00%, cvt. pfd. .............................................            200,000       14,434,000
  b Washington Mutual Inc., 7.75%, cvt. pfd., R .............................................             12,140       14,009,560
    Washington Mutual Capital Trust I, 5.375%, cvt. pfd. ....................................             20,000          792,500
  a Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ..............................             60,000        2,377,500
                                                                                                                     -------------
                                                                                                                       97,438,248
                                                                                                                     -------------
    INDUSTRIALS 4.1%
    Allied Waste Industries Inc., 6.25%, cvt. pfd., D .......................................             48,000       12,532,704
    Avery Dennison Corp., 7.875%, cvt. pfd. .................................................            400,000       20,072,000
    Northrop Grumman Corp., 7.00%, cvt. pfd., B .............................................             40,000        5,804,000
                                                                                                                     -------------
                                                                                                                       38,408,704
                                                                                                                     -------------
    MATERIALS 1.9%
    Celanese Corp., 4.25%, cvt. pfd. ........................................................            375,000       18,187,500
                                                                                                                     -------------
    UTILITIES 5.8%
    CMS Energy Corp., 4.50%, cvt. pfd., B ...................................................            100,000        8,275,000
    Entergy Corp., 7.625%, cvt. pfd. ........................................................            300,000       19,215,000
    NRG Energy Inc., 4.00%, cvt. pfd. .......................................................              9,500       18,848,000
    PNM Resources Inc., 6.75%, cvt. pfd. ....................................................            235,000        8,724,375
                                                                                                                     -------------
                                                                                                                       55,062,375
                                                                                                                     -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $325,829,149) ..................................                         325,939,337
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
    CONVERTIBLE BONDS 64.0%
    CONSUMER DISCRETIONARY 12.1%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ......................................     $   21,000,000       24,675,000
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .......................................         18,000,000       21,060,000


14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                        PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS (CONTINUED)
    CONSUMER DISCRETIONARY (CONTINUED)
    Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 ...................   $     10,000,000     $  7,268,530
    Lions Gate Entertainment Corp., cvt., senior note, 3.625%, 3/15/25 (Canada) .............         10,000,000        9,748,430
  a Live Nation Inc., cvt., senior note, 144A, 2.875%, 7/15/27 ..............................         17,865,000       13,532,738
    Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 .................................         13,000,000       12,400,778
    The Walt Disney Co., cvt., senior note, 2.125%, 4/15/23 .................................         16,000,000       17,260,000
  a WPP Group PLC, cvt., sub. bond, 144A, 5.00%, 10/15/33 ...................................          6,000,000        7,610,760
                                                                                                                     -------------
                                                                                                                      113,556,236
                                                                                                                     -------------
    ENERGY 3.2%
    Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25 ........................         10,000,000       13,762,500
    Schlumberger Ltd., cvt., senior deb., 1.50%, 6/01/23 (Netherland Antilles) ..............          8,000,000       16,690,000
                                                                                                                     -------------
                                                                                                                       30,452,500
                                                                                                                     -------------
    FINANCIALS 6.8%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ..............................         20,000,000       17,572,920
  c iStar Financial Inc., senior note, cvt., FRN, 5.229%, 10/01/12 ..........................         23,000,000       20,322,800
    Leucadia National Corp., cvt., senior sub. note,
        3.75%, 4/15/14 ......................................................................          3,600,000        7,317,000
      a 144A, 3.75%, 4/15/14 ................................................................          5,100,000       10,365,750
    Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 ............................          9,000,000        8,842,500
                                                                                                                     -------------
                                                                                                                       64,420,970
                                                                                                                     -------------
    HEALTH CARE 16.7%
    Affymetrix Inc., cvt., senior note, 0.75%, 12/15/33 .....................................         10,000,000        9,900,000
    Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 ..................         15,000,000       13,106,250
    American Medical Systems Holdings Ltd., cvt., senior sub. note, 3.25%, 7/1/36 ...........         15,000,000       14,850,000
    Amgen Inc., cvt., senior note,
        0.375%, 2/01/13 .....................................................................          4,000,000        3,596,472
      a 144A, 0.375%, 2/01/13 ...............................................................         18,000,000       16,184,124
    Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17 ........................          8,000,000       15,640,000
    Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ........................................          2,500,000       11,581,250
    Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13 ................................         10,000,000       13,537,500
    IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 ......................................          5,000,000        5,312,500
    Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ..........................................         15,000,000       12,881,250
    Medtronic Inc., cvt., senior note,
        1.50%, 4/15/11 ......................................................................          4,000,000        4,176,680
      a 144A, 1.50%, 4/15/11 ................................................................         17,000,000       17,750,890
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ...............................         19,550,000       19,207,875
                                                                                                                     -------------
                                                                                                                      157,724,791
                                                                                                                     -------------
    INDUSTRIALS 4.3%
  a GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 .....................................          3,000,000        4,560,000
  a L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ....................................         15,000,000       18,956,250
    WESCO International Inc., cvt., senior deb.,
        1.75%, 11/15/26 .....................................................................          5,000,000        4,293,750
      a 144A, 1.75%, 11/15/26 ...............................................................         15,000,000       12,881,250
                                                                                                                     -------------
                                                                                                                       40,691,250
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                        PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS (CONTINUED)
    INFORMATION TECHNOLOGY 16.4%
  a BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ...............................   $     14,000,000     $  6,737,500
    Intel Corp., cvt.,
      a junior sub. bond, 144A, 2.95%, 12/15/35 .............................................         19,000,000       18,835,802
        sub. deb., 2.95%, 12/15/35 ..........................................................          2,000,000        1,982,716
    Juniper Networks Inc., cvt., senior note, zero cpn., 6/15/08 ............................         13,000,000       17,988,750
    Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 ....................          8,000,000        5,643,941
  a Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37 ...............         25,000,000       26,635,000
    Micron Technology Inc., cvt., senior sub. note, 1.875%, 6/01/14 .........................         20,000,000       15,975,000
    PMC-Sierra Inc., cvt.,
      a 144A, 2.25%, 10/15/25 ...............................................................          3,500,000        3,158,750
        sub. note, 2.25%, 10/15/25 ..........................................................          9,500,000        8,573,750
  a VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12 ........................         21,000,000       17,115,000
  a VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%. 8/15/2037 ...........................         17,000,000       20,421,250
    Yahoo! Inc., cvt., senior note, zero cpn., 4/01/08 ......................................         11,000,000       11,632,500
                                                                                                                     -------------
                                                                                                                      154,699,959
                                                                                                                     -------------
    MATERIALS 0.3%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ................................          3,400,000        2,732,750
                                                                                                                     -------------
    TELECOMMUNICATION SERVICES 1.9%
  a NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 ...........................................         15,000,000       17,493,750
                                                                                                                     -------------
    UTILITIES 2.3%
    CenterPoint Energy Inc., cvt., senior note, 3.75%, 5/15/23 ..............................         10,000,000       14,387,500
    CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ...................................          6,000,000        7,470,780
                                                                                                                     -------------
                                                                                                                       21,858,280
                                                                                                                     -------------
    TOTAL CONVERTIBLE BONDS (COST $595,083,110) .............................................                         603,630,486
                                                                                                                     -------------
    TOTAL LONG TERM INVESTMENTS (COST $920,912,259) .........................................                         929,569,823
                                                                                                                     -------------

                                                                                                  --------------
                                                                                                      SHARES
                                                                                                  --------------
    SHORT TERM INVESTMENT (COST $9,497) 0.0% d
    MONEY MARKET FUND 0.0% d
  e Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ....................              9,497            9,497
                                                                                                                     -------------
    TOTAL INVESTMENTS (COST $920,921,756) 98.5% .............................................                         929,579,320
    OTHER ASSETS, LESS LIABILITIES 1.5% .....................................................                          14,383,772
                                                                                                                     -------------
    NET ASSETS 100.0% .......................................................................                        $943,963,092
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 63.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $244,183,774, representing 25.87% of net assets.

b Non-income producing for the twelve months ended January 31, 2008.

c The coupon rate shown represents the rate at period end.

d Rounds to less than 0.1% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                                       COUNTRY          SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.4%
    COMMON STOCKS 92.3%
    CONSUMER DISCRETIONARY 10.3%
    Autoliv Inc. ...............................................................       Sweden            155,100     $  7,747,245
    Best Buy Co. Inc. ..........................................................    United States        379,100       18,503,871
    Carnival Corp. .............................................................    United States        392,400       17,457,876
    The Home Depot Inc. ........................................................    United States        542,800       16,647,676
    KB Home ....................................................................    United States        555,400       15,273,500
    Nordstrom Inc. .............................................................    United States        542,700       21,111,030
                                                                                                                     -------------
                                                                                                                       96,741,198
                                                                                                                     -------------
    CONSUMER STAPLES 6.4%
    Anheuser-Busch Cos. Inc. ...................................................    United States        323,600       15,053,872
    The Coca-Cola Co. ..........................................................    United States        329,800       19,514,266
    Diageo PLC, ADR ............................................................   United Kingdom        119,000        9,604,490
    Unilever NV, N.Y. shs. .....................................................     Netherlands         488,700       15,892,524
                                                                                                                     -------------
                                                                                                                       60,065,152
                                                                                                                     -------------
    ENERGY 9.7%
    Chesapeake Energy Corp. ....................................................    United States        443,245       16,502,011
    Chevron Corp. ..............................................................    United States        278,720       23,551,840
    ConocoPhillips .............................................................    United States        279,300       22,433,376
    Exxon Mobil Corp. ..........................................................    United States        244,834       21,153,658
    Sunoco Inc. ................................................................    United States        123,500        7,681,700
                                                                                                                     -------------
                                                                                                                       91,322,585
                                                                                                                     -------------
    FINANCIALS 18.6%
    AFLAC Inc. .................................................................    United States        210,500       12,909,965
    American International Group Inc. ..........................................    United States        114,200        6,299,272
    Bank of America Corp. ......................................................    United States        553,706       24,556,861
    Capital One Financial Corp. ................................................    United States        171,124        9,379,306
    CapitalSource Inc. .........................................................    United States        819,400       13,446,354
    Citigroup Inc. .............................................................    United States        533,400       15,052,548
    iStar Financial Inc. .......................................................    United States        534,400       14,257,792
    JPMorgan Chase & Co. .......................................................    United States        261,350       12,427,193
    Marsh & McLennan Cos. Inc. .................................................    United States        460,000       12,696,000
    Merrill Lynch & Co. Inc. ...................................................    United States        318,300       17,952,120
    U.S. Bancorp ...............................................................    United States        520,000       17,654,000
    Wachovia Corp. .............................................................    United States        358,900       13,971,977
    Washington Mutual Inc. .....................................................    United States        242,900        4,838,568
                                                                                                                     -------------
                                                                                                                      175,441,956
                                                                                                                     -------------
    HEALTH CARE 5.2%
    Pfizer Inc. ................................................................    United States        873,700       20,435,843
    Roche Holding AG ...........................................................     Switzerland         125,300       22,706,965
    Schering-Plough Corp. ......................................................    United States        301,269        5,895,834
                                                                                                                     -------------
                                                                                                                       49,038,642
                                                                                                                     -------------
    INDUSTRIALS 21.0%
    3M Co. .....................................................................    United States        213,100       16,973,415
    The Boeing Co. .............................................................    United States        189,300       15,745,974
    Caterpillar Inc. ...........................................................    United States        264,200       18,795,188


                                        Quarterly Statements of Investments | 17

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                                       COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    INDUSTRIALS (CONTINUED)
    General Electric Co. .......................................................    United States        596,600     $ 21,125,606
    Honeywell International Inc. ...............................................    United States        345,300       20,396,871
    J.B. Hunt Transport Services Inc. ..........................................    United States        579,500       18,022,450
    Masco Corp. ................................................................    United States        655,800       15,037,494
    Pitney Bowes Inc. ..........................................................    United States        334,500       12,276,150
    R. R. Donnelley & Sons Co. .................................................    United States        423,900       14,789,871
    Raytheon Co. ...............................................................    United States        299,100       19,483,374
    United Parcel Service Inc., B ..............................................    United States        201,600       14,749,056
    Waste Management Inc. ......................................................    United States        319,600       10,367,824
                                                                                                                     -------------
                                                                                                                      197,763,273
                                                                                                                     -------------
    INFORMATION TECHNOLOGY 9.3%
    Intel Corp. ................................................................    United States        870,500       18,454,600
    Microchip Technology Inc. ..................................................    United States        587,500       18,747,125
    Microsoft Corp. ............................................................    United States        541,900       17,665,940
    Nokia Corp., ADR ...........................................................       Finland           499,000       18,438,050
    Paychex Inc. ...............................................................    United States        443,900       14,524,408
                                                                                                                     -------------
                                                                                                                       87,830,123
                                                                                                                     -------------
    MATERIALS 3.2%
    Alcoa Inc. .................................................................    United States        479,000       15,854,900
    The Dow Chemical Co. .......................................................    United States        379,300       14,663,738
                                                                                                                     -------------
                                                                                                                       30,518,638
                                                                                                                     -------------
    TELECOMMUNICATION SERVICES 5.6%
    America Movil SAB de CV, L, ADR ............................................       Mexico            345,200       20,680,932
    AT&T Inc. ..................................................................    United States        821,310       31,612,222
                                                                                                                     -------------
                                                                                                                       52,293,154
                                                                                                                     -------------
    UTILITIES 3.0%
    Dominion Resources Inc. ....................................................    United States        343,000       14,749,000
    PG&E Corp. .................................................................    United States        340,000       13,953,600
                                                                                                                     -------------
                                                                                                                       28,702,600
                                                                                                                     -------------
    TOTAL COMMON STOCKS (COST $767,229,251) ....................................                                      869,717,321
                                                                                                                     -------------
    CONVERTIBLE PREFERRED STOCKS 4.4%
    CONSUMER DISCRETIONARY 2.0%
a,b The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, cvt. pfd., 144A ....    United States      1,000,000       18,332,000
                                                                                                                     -------------
    FINANCIALS 1.6%
    E*TRADE Financial Corp., 6.125%, cvt. pfd. .................................    United States        598,700        4,717,756
  a Washington Mutual Inc., 7.75%, cvt. pfd., R ................................    United States          9,000       10,386,000
                                                                                                                     -------------
                                                                                                                       15,103,756
                                                                                                                     -------------
    HEALTH CARE 0.8%
    Schering-Plough Corp., 6.00%, cvt. pfd. ....................................    United States         40,000        7,611,599
                                                                                                                     -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $53,555,578) ......................                                       41,047,355
                                                                                                                     -------------


18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                                       COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCK (COST $15,634,990) 1.7%
    FINANCIALS 1.7%
  a FNMA, 8.25%, pfd. ..........................................................    United States        625,000     $ 16,512,500
                                                                                                                     -------------
    TOTAL LONG TERM INVESTMENTS (COST $836,419,819) ............................                                      927,277,176
                                                                                                                     -------------
    SHORT TERM INVESTMENT (COST $17,903,023) 1.9%
    MONEY MARKET FUND 1.9%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .......    United States     17,903,023       17,903,023
                                                                                                                     -------------
    TOTAL INVESTMENTS (COST $854,322,842) 100.3% ...............................                                      945,180,199
    OTHER ASSETS, LESS LIABILITIES (0.3)% ......................................                                       (3,259,443)
                                                                                                                     -------------
    NET ASSETS 100.0% ..........................................................                                     $941,920,756
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended January 31, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $18,332,000, representing 1.95% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 88.2%
  b SENIOR FLOATING RATE INTERESTS 88.2%
    ADVERTISING/MARKETING SERVICES 2.3%
    Dex Media West LLC,
       Term Loan B1, 6.33% - 6.38%, 3/09/10 ..................................   United States     $    389,909     $       380,801
       Term Loan B2, 5.48% - 6.65%, 3/09/10 ..................................   United States        6,031,435           5,890,541
    Idearc Inc., Term Loan B, 6.83%, 11/17/14 ................................   United States       23,735,088          21,696,030
    R.H. Donnelley Inc.,
       Term Loan D-1, 6.33% - 6.44%, 6/30/11 .................................   United States        1,603,633           1,534,436
       Term Loan D-2, 4.75% - 6.66%, 6/30/11 .................................   United States        8,263,609           7,861,791
                                                                                                                    ----------------
                                                                                                                         37,363,599
                                                                                                                    ----------------
    AEROSPACE & DEFENSE 2.8%
    BE Aerospace Inc., Term Loan B, 6.47% - 6.79%, 8/24/12 ...................   United States        5,183,333           5,100,866
    CACI International Inc., Term Loan B, 5.53% - 6.65%, 5/03/11 .............   United States        4,693,456           4,508,675
    Dyncorp International LLC, Term Loan B, 6.875%, 2/11/11 ..................   United States        6,982,736           6,552,111
    Hawker Beechcraft Inc.,
       Synthetic L/C, 4.73%, 3/26/14 .........................................   United States          390,071             355,433
       Term Loan B, 6.83%, 3/26/14 ...........................................   United States        4,575,355           4,169,063
    ILC Industries Inc., Term Loan B, 7.093%, 2/24/12 ........................   United States        2,616,176           2,487,277
    SI International Inc., Term Loan B, 6.60% - 6.89%, 2/09/11 ...............   United States        1,369,372           1,317,692
    Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B, 6.901%,
      12/31/11 ...............................................................   United States        6,066,790           5,983,311
    TransDigm Inc., Term Loan B, 6.858%, 6/23/13 .............................   United States        9,100,000           8,739,731
    Vought Aircraft Industries Inc.,
       L/C Term Loan, 7.413%, 12/22/10 .......................................   United States        1,000,000             935,520
       Term Loan B, 7.34%, 12/22/11 ..........................................   United States        4,452,396           4,193,222
                                                                                                                    ----------------
                                                                                                                         44,342,901
                                                                                                                    ----------------
    APPAREL/FOOTWEAR 0.6%
    Hanesbrands Inc., Term Loan B, 4.994% - 5.016%, 9/05/13 ..................   United States        1,952,796           1,854,453
    Warnaco Inc., Term Loan, 5.871% - 6.90%, 1/31/13 .........................   United States        1,520,077           1,456,705
    The William Carter Co., Term Loan B, 4.744% - 4.771%, 7/14/12 ............   United States        7,035,497           6,664,867
                                                                                                                    ----------------
                                                                                                                          9,976,025
                                                                                                                    ----------------
    APPAREL/FOOTWEAR RETAIL 0.3%
    Easton Bell Sports Inc., Term Loan B, 6.85% - 6.90%, 3/16/12 .............   United States        4,461,462           4,046,323
                                                                                                                    ----------------
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 2.0%
    Cooper Standard Automotive Inc.,
       Term Loan B, 7.375%, 12/23/11 .........................................       Canada           3,087,653           2,931,202
       Term Loan C, 7.375%, 12/23/11 .........................................   United States        7,683,001           7,293,703
       Term Loan D, 7.375%, 12/23/11 .........................................   United States        1,666,000           1,584,766
    Dayco Products LLC (Mark IV), Term Loan B, 7.41% - 9.65%, 6/23/11 ........   United States        7,976,553           6,989,136
    Key Safety Systems Inc., Term Loan B, 6.18% - 7.09%, 3/10/14 .............   United States        5,061,750           4,252,579
    Tenneco Inc., Synthetic L/C, 6.746%, 3/16/14 .............................   United States        6,463,122           5,947,946
    TRW Automotive Inc., Tranche B-1 Term Loan, 6.688%, 2/09/14 ..............   United States        2,845,920           2,738,088
                                                                                                                    ----------------
                                                                                                                         31,737,420
                                                                                                                    ----------------


20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    AUTOMOTIVE AFTERMARKET 0.8%
    Affinia Group Inc., Term Loan B, 7.96%, 11/30/11 .........................   United States     $  9,339,369     $     8,931,145
    United Components Inc., Term Loan D, 6.38% - 6.89%, 6/29/12 ..............   United States        3,554,995           3,379,805
                                                                                                                    ----------------
                                                                                                                         12,310,950
                                                                                                                    ----------------
    BEVERAGES: ALCOHOLIC 0.2%
    Constellation Brands Inc., Term Loan B, 6.438% - 6.688%, 6/05/13 .........   United States        2,700,000           2,600,100
                                                                                                                    ----------------
    BROADCASTING 4.6%
    Citadel Broadcasting Corp., Term Loan B, 4.905% - 6.455%, 6/12/14 ........   United States       17,882,075          15,412,740
    Entravision Communications Corp., Term Loan B, 6.23%, 3/29/13 ............   United States       16,864,000          15,637,313
    Gray Television Inc., Term Loan B, 6.21%, 12/31/14 .......................   United States        7,800,000           6,839,586
    LBI Media Inc., Term Loan B, 4.771%, 3/31/12 .............................   United States          982,500             893,348
    Mission Broadcasting Inc., Term Loan B, 6.58%, 10/01/12 ..................   United States        6,194,573           5,836,960
    Nexstar Broadcasting Inc., Term Loan B, 6.58%, 10/01/12 ..................   United States        5,865,431           5,526,820
    NextMedia Inc.,
       Delay Draw, 6.319%, 11/15/12 ..........................................   United States          698,211             645,098
       Initial Term Loan, 5.989%, 11/15/12 ...................................   United States        1,629,307           1,505,789
    Spanish Broadcasting System Inc., Term Loan B, 6.58%, 6/11/12 ............   United States        4,570,750           4,178,077
    Univision Communications Inc., Term Loan B, 5.494% - 5.521%,
      9/29/14 ................................................................   United States       20,681,879          17,064,701
                                                                                                                    ----------------
                                                                                                                         73,540,432
                                                                                                                    ----------------
    BUILDING PRODUCTS 1.8%
    Goodman Global Holdings Inc., Term Loan C, 6.588%, 12/15/11 ..............   United States        1,327,576           1,307,928
    Headwaters Inc., Term Loan B, 6.884% - 8.00%, 4/30/11 ....................   United States        3,383,362           3,236,897
    Mueller Water Products Inc., Term Loan B, 4.994% - 6.893%, 5/26/14 .......   United States        5,529,240           5,167,130
    NCI Building Systems Inc., Term Loan B, 6.39% - 6.88%, 6/18/10 ...........   United States        3,826,516           3,631,555
    Nortek Inc., Term Loan, 5.53% - 7.75%, 8/27/11 ...........................   United States       16,185,242          14,840,734
                                                                                                                    ----------------
                                                                                                                         28,184,244
                                                                                                                    ----------------
    CABLE/SATELLITE TELEVISION 6.7%
    Charter Communications Operating LLC, Term Loan, 5.26%, 3/06/14 ..........   United States       13,591,120          11,898,768
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 6.896%,
      3/29/13 ................................................................   United States       20,595,942          18,997,923
    DIRECTV Holdings LLC, Term Loan B, 4.781%, 4/13/13 .......................   United States        3,387,042           3,323,301
    Discovery Communications Inc., Term Loan B, 6.83%, 5/14/14 ...............   United States        8,159,000           7,731,142
    Insight Midwest Holdings, Term Loan B, 6.48%, 4/02/14 ....................   United States       12,487,500          11,475,888
    Intelsat Corp. (Panamsat), Term Loan B2, 6.60%, 1/03/14 ..................   United States       11,176,041           9,788,424
    Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 6.35%, 6/30/13 ........   United States        7,246,756           6,644,478
    MCC Iowa,
       Term Loan D-1, 5.13% - 5.74%, 1/31/15 .................................   United States        9,211,122           8,379,911
       Term Loan D-2 (Delayed Draw), 5.07% - 5.74%, 1/31/15 ..................   United States        2,496,037           2,270,795
    Mediacom LLC, Term Loan C, 5.13% - 5.74%, 1/31/15 ........................   United States        5,062,528           4,552,934
    UPC Financing Partnership, Term Loan N, 6.381%, 12/31/14 .................    Netherlands        15,100,000          13,562,820
    Virgin Media Dover LLC (NTL Dover LLC), Tranche B4, 6.055%,
      9/03/12 ................................................................   United States        8,954,098           8,460,369
                                                                                                                    ----------------
                                                                                                                        107,086,753
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CASINOS/GAMING 2.4%
    Ameristar Casinos Inc., Term Loan B, 7.428%, 11/10/12 ....................   United States     $  5,366,135     $     5,207,566
    CCM Merger Inc. (MotorCity Casino), Term Loan B, 6.843% - 7.151%,
      7/13/12 ................................................................   United States        2,655,529           2,519,460
    Greektown Holdings LLC,
       Term Loan B Add-On, 8.00%, 12/03/12 ...................................   United States          842,117             792,280
       Term Loan B, 7.188%, 12/03/12 .........................................   United States        4,694,479           4,416,660
    Green Valley Ranch Gaming LLC, Term Loan B, 6.843% - 7.081%,
      2/16/14 ................................................................   United States        5,653,833           5,078,781
    Herbst Gaming Inc.,
       Delayed Draw Term Loan, 9.218% - 9.33%, 12/02/11 ......................   United States          893,250             845,899
       Term Loan B, 9.218% - 9.643%, 12/02/11 ................................   United States        1,782,000           1,687,536
    Las Vegas Sands LLC, Term Loan B, 6.58%, 5/23/14 .........................   United States        7,794,800           6,925,197
    Penn National Gaming Inc.,
       Term Loan A, 4.77% - 6.35%, 10/03/11 ..................................   United States        2,408,140           2,343,866
       Term Loan B, 4.99% - 6.65%, 10/03/12 ..................................   United States        1,063,462           1,041,129
    VML U.S. Finance LLC (Venetian Macau),
       Delay Draw, 7.08%, 5/25/12 ............................................       Macau            4,120,076           3,757,015
       New Project Term Loans, 7.08%, 5/25/13 ................................       Macau              900,000             832,509
       Term Loan B, 7.08%, 5/24/13 ...........................................       Macau            3,279,924           2,986,404
                                                                                                                    ----------------
                                                                                                                         38,434,302
                                                                                                                    ----------------
    CHEMICALS: MAJOR DIVERSIFIED 2.2%
    Celanese U.S. Holdings LLC, Dollar Term Loan, 6.479%, 4/02/14 ............   United States       11,505,538          10,654,703
    Huntsman International LLC, Term Loan B, 5.035%, 4/21/14 .................   United States        5,586,647           5,286,030
    Ineos U.S. Finance LLC,
       Term Loan B2, 7.357%, 12/16/13 ........................................   United States        3,528,000           3,260,119
       Term Loan C2, 7.857%, 12/23/14 ........................................   United States        3,528,000           3,256,132
    Invista Canada Co., Term Loan B2, 6.33%, 4/29/11 .........................       Canada           3,209,083           3,071,028
    Invista SARL, Term Loan B1, 6.33%, 4/29/11 ...............................     Luxembourg         6,092,425           5,830,329
    Univar Inc., OPCO Tranche Term Loan B, 7.887%, 10/11/14 ..................   United States        4,885,714           4,604,981
                                                                                                                    ----------------
                                                                                                                         35,963,322
                                                                                                                    ----------------
    CHEMICALS: SPECIALTY 3.4%
    Brenntag Holding GmbH & Co. KG,
       Acquisition Facility, 5.794%, 1/20/14 .................................      Germany             824,727             754,428
       Term Loan B2, 5.794%, 1/20/14 .........................................   United States        3,375,273           3,087,564
    Cognis GmbH, Term Loan C , 6.991%, 9/15/13 ...............................      Germany           4,500,000           4,018,590
    Hexion Specialty Chemicals BV,
       Term Loan C-2, 7.125%, 5/03/13 ........................................    Netherlands         4,075,159           3,838,009
       Term Loan C-5, 7.125%, 5/03/13 ........................................    Netherlands         1,194,000           1,124,516
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.00%, 5/03/13 ...........   United States       18,759,782          17,668,075
    ISP Chemco LLC, Term Loan B, 6.438% - 6.938%, 6/04/14 ....................   United States        4,477,500           4,179,030
    Nalco Co., Term Loan B, 5.08% - 6.48%, 11/04/10 ..........................   United States        5,441,281           5,297,903
    Oxbow Carbon LLC,
       Delayed Draw Term Loan, 6.83%, 5/08/14 ................................   United States          528,886             487,014
       Term Loan B, 6.83% - 7.50%, 5/08/14 ...................................   United States        5,907,775           5,440,057
    Polypore Inc., Incremental Term Loan, 7.10%, 7/03/14 .....................   United States        1,890,500           1,747,162


22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                       COUNTRY      PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CHEMICALS: SPECIALTY (CONTINUED)
    Rockwood Specialties Group Inc., Term Loan E, 4.744%, 7/30/12 ............   United States     $  4,322,328     $     4,098,475
    Vertellus Specialties Inc., Term Loan, 9.375%, 12/10/12 ..................   United States        3,125,000           3,024,031
                                                                                                                    ----------------
                                                                                                                         54,764,854
                                                                                                                    ----------------
    COAL 0.2%
    Alpha Natural Resources LLC, Term Loan B, 6.593%, 10/26/12 ...............   United States        2,664,489           2,574,056
                                                                                                                    ----------------
    COMMERCIAL PRINTING/FORMS 0.1%
    Cenveo Corp.,
       Delayed Draw Term Loan, 6.66%, 6/21/13 ................................   United States           24,666              22,909
       Term Loan C, 6.66%, 6/21/13 ...........................................   United States        2,492,580           2,314,984
                                                                                                                    ----------------
                                                                                                                          2,337,893
                                                                                                                    ----------------
    CONSUMER SUNDRIES 0.3%
    Central Garden & Pet Co., Term Loan B, 5.03% - 5.78%, 9/30/12 ............   United States        3,868,788           3,318,337
    Chattem Inc., Term Loan B, 6.103% - 6.127%, 1/02/13 ......................   United States          804,833             777,332
                                                                                                                    ----------------
                                                                                                                          4,095,669
                                                                                                                    ----------------
    CONTAINERS/PACKAGING 1.4%
    Altivity Packaging LLC (Bluegrass Container Co.),
       Delayed Draw First Lien Term Loan, 5.646% - 7.08%, 6/30/13 ............   United States        1,376,902           1,324,579
       First Lien Term Loan, 5.646% - 7.08%, 6/30/13 .........................   United States        4,601,750           4,426,884
    Graham Packaging Co. LP, New Term Loan, 6.813% - 7.75%, 10/07/11 .........   United States       14,346,881          13,340,605
    Smurfit-Stone Container Canada Inc.,
       Term Loan C, 6.688% - 7.125%, 11/01/11 ................................       Canada           1,293,062           1,244,624
       Term Loan C-1, 6.688%, 11/01/11 .......................................       Canada             407,144             389,979
    Smurfit-Stone Container Enterprises,
       L/C Term Loan, 4.747%, 11/01/10 .......................................   United States          608,628             586,967
       Term Loan B, 6.875% - 7.125%, 11/01/11 ................................   United States          678,961             653,527
                                                                                                                    ----------------
                                                                                                                         21,967,165
                                                                                                                    ----------------
    DATA PROCESSING SERVICES 0.5%
    InfoUSA Inc.,
       2007 Term Loan, 6.83%, 2/10/12 ........................................   United States        2,970,000           2,869,882
       Term Loan B, 6.83%, 2/10/12 ...........................................   United States        4,608,766           4,453,404
                                                                                                                    ----------------
                                                                                                                          7,323,286
                                                                                                                    ----------------
    DEPARTMENT STORES 0.1%
    Neiman Marcus Group Inc., Term Loan, 6.29% - 6.90%, 4/06/13 ..............   United States          949,839             875,435
                                                                                                                    ----------------
    DRUG STORE CHAINS 0.1%
    Rite Aid Corp., Tranche 2 Term Loan, 5.18% - 6.20%, 6/04/14 ..............   United States        2,200,000           2,008,050
                                                                                                                    ----------------
    ELECTRIC UTILITIES 3.0%
    Dynegy Holdings Inc.,
       Term L/C Facility, 4.761%, 4/02/13 ....................................   United States        9,211,240           8,405,624
       Term Loan B, 6.04%, 4/02/13 ...........................................   United States          886,539             809,002
    NRG Energy Inc.,
       Credit Link, 6.48%, 2/01/13 ...........................................   United States        6,477,368           6,067,869
       Term Loan, 6.58%, 2/01/13 .............................................   United States       14,029,509          13,142,563


                                        Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    ELECTRIC UTILITIES (CONTINUED)
    Reliant Energy Inc., Pre-Funded L/C, 4.511%, 6/30/14 .....................   United States     $  2,800,000     $     2,507,232
    Texas Competitive Electric Holdings Co. LLC,
       Term Loan B-2, 8.396%, 10/10/14 .......................................   United States       14,960,000          13,795,499
       Term Loan B-3, 8.396%, 10/10/14 .......................................   United States        3,990,000           3,600,297
    TPF Generation Holdings LLC,
       Synthetic L/C, 4.83%, 12/15/13 ........................................   United States           59,054              51,897
       Synthetic Revolver, 4.73%, 12/15/11 ...................................   United States           18,512              16,269
       Term Loan, 6.83%,12/15/13 .............................................   United States          299,295             263,023
                                                                                                                    ----------------
                                                                                                                         48,659,275
                                                                                                                    ----------------
    ELECTRICAL PRODUCTS 0.4%
    Edwards (Cayman Islands II) Ltd., Term Loan B, 7.081%, 5/31/14 ...........  Cayman Islands        1,372,728           1,100,722
    EnerSys Capital Inc., New 2007 Term Loans, 6.161% - 7.03%, 3/17/11 .......   United States        4,788,929           4,667,960
                                                                                                                    ----------------
                                                                                                                          5,768,682
                                                                                                                    ----------------
    ELECTRONIC COMPONENTS 1.7%
    Flextronics International USA Inc.,
       Term Loan A, 7.394% - 7.395%, 10/01/14 ................................   United States        5,733,844           5,471,979
       Term Loan A-1, 7.455%, 10/01/14 .......................................   United States        1,647,656           1,572,408
    Freescale Semiconductor Inc., Term Loan B, 6.381%, 12/02/13 ..............   United States        3,390,017           2,887,870
    H3C Holdings Ltd., Term Loan B, 8.141%, 9/28/12 ..........................  Cayman Islands        7,425,000           6,981,728
    Marvell Technology Group Ltd., Term Loan, 7.33%, 11/09/09 ................      Bermuda          10,460,875          10,208,977
                                                                                                                    ----------------
                                                                                                                         27,122,962
                                                                                                                    ----------------
    ELECTRONICS/APPLIANCES 0.8%
    DEI Sales Inc., Term Loan B, 7.043%, 9/22/13 .............................   United States        4,257,148           3,236,581
    Jarden Corp.,
       Term Loan B1, 6.58%, 1/24/12 ..........................................   United States          609,944             581,161
       Term Loan B2, 6.58%, 1/24/12 ..........................................   United States        8,843,839           8,399,879
                                                                                                                    ----------------
                                                                                                                         12,217,621
                                                                                                                    ----------------
    ENVIRONMENTAL SERVICES 1.6%
    Allied Waste North America Inc.,
       Credit Link, 4.50%, 3/28/14 ...........................................   United States        4,452,731           4,183,038
       Term Loan B, 5.43% - 6.88%, 3/28/14 ...................................   United States        7,405,983           6,957,418
    Casella Waste Systems Inc., Term Loan B, 5.709% - 6.628%, 4/28/10 ........   United States        3,078,914           2,858,710
    EnviroSolutions Inc., Term Loan B, 8.349% - 8.439%, 7/07/12 ..............   United States        5,661,764           5,446,390
    IESI Corp., Term Loan B, 6.559% - 6.819%, 1/21/12 ........................   United States        3,800,000           3,493,150
    Safety-Kleen Systems Inc.,
       Synthetic L/C, 5.25%, 8/02/13 .........................................   United States          528,814             505,091
       Term Loan B, 7.188%, 8/02/13 ..........................................   United States        2,001,780           1,911,980
                                                                                                                    ----------------
                                                                                                                         25,355,777
                                                                                                                    ----------------
    FINANCE/RENTAL/LEASING 1.5%
    Ashtead Group PLC, Term Loan, 6.688%, 8/31/11 ............................  United Kingdom        3,762,000           3,524,919
    Avis Budget Car Rental LLC, Term Loan, 4.50%, 4/19/12 ....................   United States        2,267,582           2,130,896
    Bakercorp., Term Loan C, 5.521% - 7.191%, 5/08/14 ........................   United States        4,168,500           3,995,632


24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                       COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    FINANCE/RENTAL/LEASING (CONTINUED)
    Hertz Corp.,
       Credit Link, 4.91%, 12/21/12 ..........................................   United States     $  1,078,931     $     1,033,863
       Term Loan B, 6.75% - 6.92%, 12/21/12 ..................................   United States        5,981,614           5,731,756
    RSC Holdings III, ABL Term Loan, 6.40% - 6.58%, 11/27/12 .................   United States        8,393,750           8,225,875
                                                                                                                    ----------------
                                                                                                                         24,642,941
                                                                                                                    ----------------
    FOOD DISTRIBUTORS 0.3%
    OSI Group LLC,
       German Term Loan, 7.198%, 9/02/11 .....................................      Germany           1,184,113           1,136,915
       Netherlands Term Loan, 7.198%, 9/02/11 ................................    Netherlands         1,480,142           1,421,143
       U.S. Term Loan, 7.198%, 9/02/11 .......................................   United States        2,664,255           2,558,058
                                                                                                                    ----------------
                                                                                                                          5,116,116
                                                                                                                    ----------------
    FOOD: MAJOR DIVERSIFIED 0.5%
    Del Monte Foods Co., Term Loan B, 4.831% - 4.876%, 2/08/12 ...............   United States        2,471,899           2,433,090
    Pinnacle Foods Finance LLC, Term Loan B, 7.479% - 7.593%, 4/02/14 ........   United States        5,460,565           4,866,346
                                                                                                                    ----------------
                                                                                                                          7,299,436
                                                                                                                    ----------------
    FOOD: MEAT/FISH/DAIRY 1.1%
    Bumble Bee Foods LLC, Term Loan B, 6.305% - 7.161%, 5/02/12 ..............   United States        2,000,000           1,911,580
    Dean Foods Co., Term Loan B, 6.58%, 4/02/14 ..............................   United States       15,582,250          14,571,180
    Michael Foods Inc., Term Loan B1, 6.845% - 6.910%, 11/21/10 ..............   United States        1,182,002           1,149,604
                                                                                                                    ----------------
                                                                                                                         17,632,364
                                                                                                                    ----------------
    FOOD: SPECIALTY/CANDY 0.4%
    CBRL Group (Cracker Barrel),
       Term Loan B1, 6.40%, 4/27/13 ..........................................   United States        2,691,401           2,516,649
       Term Loan B2 (Delayed Draw), 6.38% - 6.40%, 4/27/13 ...................   United States          622,598             582,172
    Herbalife International Inc., Term Loan B, 4.78%, 7/21/13 ................   United States        3,041,649           2,919,466
                                                                                                                    ----------------
                                                                                                                          6,018,287
                                                                                                                    ----------------
    GAS DISTRIBUTORS 0.4%
    Niska Gas Storage Canada ULC (C/R Gas),
       Asset Sale Term Loan, 6.741%, 5/13/11 .................................       Canada             859,972             822,821
       Canadian Term Loan, 7.323%, 5/12/13 ...................................       Canada           5,005,252           4,751,886
    Niska Gas Storage U.S. LLC (C/R Gas),
       Delay Draw, 6.808%, 5/12/13 ...........................................   United States          549,025             516,517
       U.S. Term Loan, 7.323%, 5/12/13 .......................................   United States          810,500             761,133
                                                                                                                    ----------------
                                                                                                                          6,852,357
                                                                                                                    ----------------
    GENERIC PHARMACEUTICALS 0.2%
    Mylan Inc., Term Loan B, 6.625% - 8.125%, 10/02/14 .......................   United States        3,900,000           3,809,598
                                                                                                                    ----------------
    HOME FURNISHINGS 0.7%
    National Bedding Co. LLC, Term Loan, 5.27% - 7.00%, 2/28/13 ..............   United States        4,540,634           3,928,284
    Sealy Mattress Co., Revolver, 5.773% - 7.75%, 4/14/11 ....................   United States          962,500             906,338
    Simmons Bedding Company, Term Loan D, 4.875% - 7.375%,
      12/19/11 ...............................................................   United States        6,400,910           5,870,787
                                                                                                                    ----------------
                                                                                                                         10,705,409
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HOMEBUILDING 0.8%
    CONTECH Construction Products Inc., Term Loan B, 5.28% - 6.54%,
      1/31/13 ................................................................   United States     $  5,496,850     $     5,122,954
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 5.331% - 6.83%,
      4/05/13 ................................................................       Canada           4,627,822           4,006,745
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 5.331% - 6.83%,
      4/05/13 ................................................................   United States        4,635,706           4,013,571
                                                                                                                    ----------------
                                                                                                                         13,143,270
                                                                                                                    ----------------
    HOSPITAL/NURSING MANAGEMENT 4.9%
    Community Health Systems Inc., Term Loan, 7.331%, 7/25/14 ................   United States       21,777,438          20,152,515
    HCA Inc., Term Loan B-1, 7.08%, 11/18/13 .................................   United States       19,941,696          18,475,662
    Health Management Associates Inc., Term Loan B, 5.021% - 6.58%,
      2/28/14 ................................................................   United States        9,686,368           8,547,009
    Iasis Healthcare LLC,
       Delayed Draw Term Loan, 7.151%, 3/14/14 ...............................   United States        2,170,588           2,026,808
       Initial Term Loan, 5.244% - 6.83%, 3/14/14 ............................   United States        8,520,194           7,955,817
       Synthetic L/C, 6.236%, 3/14/14 ........................................   United States          782,194             730,381
    LifePoint Hospitals Inc., Term Loan B, 6.715%, 4/15/12 ...................   United States        4,306,042           4,035,192
    Psychiatric Solutions Inc., Second Additional Term Loan,
      6.568% - 7.178%, 7/01/12 ...............................................   United States        2,886,363           2,719,069
    United Surgical Partners International Inc.,
       Delayed Draw Term Loan, 6.791% - 7.43%, 4/19/14 .......................   United States          361,072             329,416
       Term Loan B, 5.49%, 4/19/14 ...........................................   United States        3,103,855           2,831,740
    Vanguard Health Holding Co. II LLC, Replacement Term Loan, 5.521%,
      9/23/11 ................................................................   United States       11,164,382          10,219,652
                                                                                                                    ----------------
                                                                                                                         78,023,261
                                                                                                                    ----------------
    HOUSEHOLD/PERSONAL CARE 0.3%
    Acco Brands Corp., Term Loan B, 5.701% - 6.732%, 8/17/12 .................   United States        1,941,251           1,805,868
    Prestige Brands Inc., Term Loan B, 6.968% - 7.093%, 4/06/11 ..............   United States        2,595,156           2,512,553
                                                                                                                    ----------------
                                                                                                                          4,318,421
                                                                                                                    ----------------
    INDUSTRIAL CONGLOMERATES 1.3%
    FCI USA,
       Term Loan B1, 6.849%, 11/01/13 ........................................   United States        2,650,000           2,485,594
       Term Loan C1, 6.849%, 11/03/14 ........................................   United States        2,650,000           2,463,838
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.203%, 11/09/13 ...........   United States       11,216,875           9,365,081
    PlayPower Inc., Term Loan B, 7.58%, 6/30/12 ..............................   United States        1,259,055           1,184,242
    TriMas Co. LLC,
       Term Loan B, 5.494% - 5.516%, 8/02/13 .................................   United States        4,722,392           4,572,740
       Tranche B-1 L/C, 7.086%, 8/02/13 ......................................   United States        1,103,578           1,073,196
                                                                                                                    ----------------
                                                                                                                         21,144,691
                                                                                                                    ----------------
    INDUSTRIAL MACHINERY 2.4%
    Bucyrus International Inc., Tranche B Dollar Term Loan, 6.229% - 6.624%,
      5/04/14 ................................................................   United States        3,677,759           3,504,022
    CI Acquisition Inc. (Chart Industries), Term Loan B, 6.875% - 7.188%,
      10/17/12 ...............................................................   United States        1,735,586           1,684,977


26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIAL MACHINERY (CONTINUED)
    Colfax Corp., Term Loan B, 7.125%, 11/30/11 ..............................   United States     $  7,356,907     $     7,269,801
    Dresser Inc., Term Loan B, 5.771% - 6.449%, 5/04/14 ......................   United States        6,899,361           6,517,550
    Husky Injection Molding Systems Ltd. (Ontario Inc.), Term Loan,
      7.166%, 12/14/12 .......................................................       Canada           3,300,000           3,203,805
    RBS Global Inc. (Rexnord Corp.),
       Incremental Tranche B-2, 7.401%, 7/22/13 ..............................   United States        1,871,158           1,809,616
       Term Loan, 6.426% - 6.459%, 7/22/13 ...................................   United States        5,606,557           5,423,391
    Sensus Metering Systems Inc.,
       Term Loan B1, 5.926% - 7.04%, 12/17/10 ................................   United States        8,199,279           7,911,238
       Term Loan B2, 6.718% - 6.901%, 12/17/10 ...............................     Luxembourg           532,715             514,001
                                                                                                                    ----------------
                                                                                                                         37,838,401
                                                                                                                    ----------------
    INVESTMENT BANKS/BROKERS 0.9%
    AmWINS Group Inc., First Lien Term Loan, 7.59% - 8.07%, 6/08/13 ..........   United States        4,975,000           3,944,628
    BNY ConvergEx Group LLC,
       First Lien Term Loan, 7.83%, 10/02/13 .................................   United States        6,427,778           5,985,933
       Incremental Term Loan B, 7.71%, 10/02/13 ..............................   United States          675,068             628,663
    TD Ameritrade Holding Corp., Term Loan B, 4.77%, 12/31/12 ................   United States        4,702,660           4,513,378
                                                                                                                    ----------------
                                                                                                                         15,072,602
                                                                                                                    ----------------
    INVESTMENT MANAGERS 0.5%
    Nuveen Investments Inc., Term Loan B, 6.285% - 7.858%, 11/13/14 ..........   United States        8,000,000           7,668,640
                                                                                                                    ----------------
    LIFE/HEALTH INSURANCE 0.6%
    Conseco Inc., Term Loan, 5.271%, 10/10/13 ................................   United States       11,191,223          10,062,365
                                                                                                                    ----------------
    MAJOR TELECOMMUNICATIONS 1.4%
    Alaska Communications Systems Holdings Inc.,
       2005 Incremental Loan, 6.58%, 2/01/12 .................................   United States        1,728,567           1,615,363
       2006 Incremental Loan, 6.58%, 2/01/12 .................................   United States          500,000             467,085
       Term Loan, 6.58%, 2/01/12 .............................................   United States        5,007,133           4,677,564
  c Wind Telecomunicazioni SpA,
       Term Loan B-2, 7.875%, 9/30/13 ........................................       Italy            7,150,000           6,948,012
       Term Loan C-2, 8.375%, 9/30/14 ........................................       Italy            7,150,000           6,920,485
  d Winstar Communications Inc., DIP, 9.00%, 2/20/49 .........................   United States          837,576           1,298,243
                                                                                                                    ----------------
                                                                                                                         21,926,752
                                                                                                                    ----------------
    MEDICAL SPECIALTIES 0.9%
    Bausch and Lomb Inc.,
       Delayed Draw Term Loan, 6.511%, 4/28/15 ...............................   United States          600,000             586,500
       Parent Term Loan B, 8.08%, 4/28/15 ....................................   United States        4,800,000           4,692,000
    Carestream Health Inc., Term Loan, 5.244% - 6.83%, 4/30/13 ...............   United States          948,547             847,252
    DJO Finance LLC, Term Loan B, 7.83%, 5/20/14 .............................   United States        8,750,000           8,576,662
                                                                                                                    ----------------
                                                                                                                         14,702,414
                                                                                                                    ----------------
    MEDICAL/NURSING SERVICES 2.1%
    AMR Holdco/EmCare Holdco, Term Loan B, 6.023% - 7.146%,
      2/10/12 ................................................................   United States        2,333,453           2,254,045
    DaVita Inc., Term Loan B-1, 4.78% - 6.52%, 10/05/12 ......................   United States       13,774,532          13,093,630


                                        Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MEDICAL/NURSING SERVICES (CONTINUED)
    Fresenius Medical Care Holdings Inc., Term Loan B, 5.818% - 6.437%,
      3/31/13 ................................................................   United States     $ 11,616,964     $    10,984,885
    HealthSouth Corp., Term Loan B, 5.78% - 6.92%, 3/10/13 ...................   United States        4,292,819           4,024,518
    U.S. Oncology Inc., Term Loan B, 5.994% - 7.58%, 8/20/11 .................   United States        2,781,437           2,659,638
                                                                                                                    ----------------
                                                                                                                         33,016,716
                                                                                                                    ----------------
    METAL FABRICATION 0.1%
    Baldor Electric Co., Term Loan B, 5.063%, 1/31/14 ........................   United States        1,546,259           1,482,182
                                                                                                                    ----------------
    MISCELLANEOUS COMMERCIAL SERVICES 6.8%
    Acosta Inc., Term Loan B, 5.53%, 7/26/13 .................................   United States        2,999,076           2,800,118
    Acxiom Corp., Term Loan B, 5.709% - 6.599%, 9/14/12 ......................   United States        5,312,083           5,028,418
    Affiliated Computer Services Inc.,
       Additional Term Loan, 5.281% - 6.411%, 3/20/13 ........................   United States        5,451,403           5,194,151
       Term Loan B, 5.285%, 3/20/13 ..........................................   United States        2,345,018           2,234,356
    ARAMARK Corp.,
       Synthetic L/C, 5.198%, 1/26/14 ........................................   United States          608,134             549,626
       Term Loan B, 6.705%, 1/26/14 ..........................................   United States        9,504,809           8,590,352
    Audatex North America Inc., Domestic Term Loan C, 7.063%, 5/16/14 ........   United States        2,039,234           1,901,198
    Brickman Group Holdings Inc., Term Loan B, 7.143%, 1/23/14 ...............   United States        2,771,500           2,508,346
    CCC Information Services Group Inc., Term Loan B, 7.36%, 2/10/13 .........   United States        2,417,999           2,334,457
    Corporate Express U.S. Finance Inc.,
       Term Loan D-1 Add-On, 6.991% - 7.01%, 12/23/10 ........................   United States          863,680             833,192
       Term Loan D-1, 6.991% - 7.01%, 12/23/10 ...............................   United States        7,283,192           7,000,823
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term Loan,
      6.843%, 10/26/12 .......................................................   United States       10,935,310          10,278,973
    Duratek Inc. (EnergySolutions), Term Loan B, 7.099%, 6/07/13 .............   United States        1,801,608           1,736,246
    Emdeon Business Services LLC, First Lien Term Loan, 6.83%,
      11/16/13 ...............................................................   United States        6,414,288           6,110,443
    EnergySolutions LLC,
       Synthetic L/C, 6.239%, 6/07/13 ........................................   United States          228,832             220,889
       Synthetic L/C (Add-On), 6.239%, 6/07/13 ...............................   United States        1,830,189           1,738,185
       Term Loan B, 7.099%, 6/07/13 ..........................................   United States        3,754,123           3,623,818
    First Data Corp.,
       Term Loan B-1, 7.58% - 7.634%, 9/24/14 ................................   United States        4,322,236           3,914,078
       Term Loan B-2, 7.58% - 7.634%, 9/24/14 ................................   United States          676,524             611,972
       Term Loan B-3, 7.58% - 7.634%, 9/24/14 ................................   United States        2,881,490           2,585,936
    Language Lines Inc., Term Loan B, 6.52%, 6/11/11 .........................   United States        4,037,545           3,862,840
    Metavante Corp., Term Loan B, 6.66%, 11/01/14 ............................   United States        5,000,000           4,762,850
    NEP II Inc., Term Loan B, 7.108%, 2/18/14 ................................   United States        1,891,931           1,767,025
    Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 6.661% - 7.15%,
      8/09/13 ................................................................   United States       17,944,532          16,439,165
    TDS Investor Corp. (Travelport),
       Delayed Draw Term Loan, 7.08%, 8/23/13 ................................   United States        7,164,700           6,572,466
       Synthetic L/C, 7.08%, 8/23/13 .........................................   United States        1,070,664             982,163
       Term Loan B, 7.08%, 8/23/13 ...........................................   United States        5,335,961           4,894,891
                                                                                                                    ----------------
                                                                                                                        109,076,977
                                                                                                                    ----------------


28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MOVIES/ENTERTAINMENT 3.2%
    24 Hour Fitness Worldwide Inc., Term Loan B, 5.71% - 7.33%,
      6/08/12 ................................................................   United States     $  3,930,000     $     3,662,013
    AMF Bowling Worldwide Inc., Term Loan B, 7.646% - 8.063%,
      6/08/13 ................................................................   United States        3,980,000           3,660,406
  c Cinemark USA Inc., Term Loan, 6.07% - 6.98%, 10/05/13 ....................   United States        7,901,892           7,206,525
    Cinram International, Term Loan B, 6.878%, 5/05/11 .......................      Canada            3,282,488           2,517,209
    National CineMedia LLC, Term Loan, 6.87%, 2/13/15 ........................   United States        6,400,000           5,769,728
    Regal Cinemas Corp., Term Loan, 6.33%, 10/27/13 ..........................   United States       20,644,914          19,165,747
    WMG Acquisition Corp. (Warner Music), Term Loan B, 5.718% - 7.081%,
      2/28/11 ................................................................   United States        4,220,970           3,884,095
    Zuffa LLC, Term Loan B, 6.938%, 6/19/15 ..................................   United States        7,064,500           5,777,772
                                                                                                                    ----------------
                                                                                                                         51,643,495
                                                                                                                    ----------------
    OIL & GAS PIPELINES 0.3%
    Knight Inc. (Kinder Morgan), Term Loan B, 4.78%, 5/30/14 .................   United States        5,446,681           5,397,786
                                                                                                                    ----------------
    OIL & GAS PRODUCTION 0.3%
    Helix Energy Solutions Group, Term Loan B, 6.377% - 6.83%, 7/01/13 .......   United States        5,425,842           5,248,797
                                                                                                                    ----------------
    OIL REFINING/MARKETING 0.4%
    Citgo Petroleum Corp., Term Loan B, 4.864%, 11/15/12 .....................   United States        6,728,245           6,434,759
                                                                                                                    ----------------
    OILFIELD SERVICES/EQUIPMENT 0.5%
    Petroleum Geo-Services ASA, Term Loan B, 6.58%, 6/29/15 ..................      Norway            8,159,000           7,727,715
                                                                                                                    ----------------
    OTHER CONSUMER SERVICES 2.2%
    Affinion Group Inc., Term Loan B, 8.50%, 10/17/12 ........................   United States        9,695,901           9,107,845
    Education Management LLC, Term Loan C, 6.625%, 6/01/13 ...................   United States        8,882,878           8,233,930
    FTD Inc., Term Loan B, 5.021%, 7/28/13 ...................................   United States        3,894,627           3,754,654
    Laureate Education Inc., Closing Date Term Loan, 8.729%, 9/25/14 .........   United States        4,083,315           3,857,834
    Protection One Inc., Term Loan C, 5.54% - 7.32%, 3/31/12 .................   United States        1,558,230           1,416,602
    Sabre Inc., Term Loan B, 5.244%, 9/30/14 .................................   United States        6,511,111           5,356,203
    VICAR Operating Inc.,
       Incremental Term Loan, 4.813%, 5/16/11 ................................   United States        1,488,750           1,418,466
       Term Loan B, 4.813%, 5/16/11 ..........................................   United States        1,723,503           1,642,137
                                                                                                                    ----------------
                                                                                                                         34,787,671
                                                                                                                    ----------------
    OTHER CONSUMER SPECIALTIES 0.4%
    Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 6.718%,
      12/21/11 ...............................................................   United States        6,011,589           5,817,956
                                                                                                                    ----------------
    OTHER METALS/MINERALS 0.3%
    Thompson Creek Metals Co., First Lien Term Loan, 9.40%, 10/26/12 .........   United States        5,207,868           5,065,901
                                                                                                                    ----------------
    PACKAGED SOFTWARE 1.0%
    Infor Global Solutions European Finance Sarl, Tranche B-1 Term Loan,
      7.58%, 7/28/12 .........................................................    Luxembourg          1,492,500           1,324,250
    SunGard Data Systems Inc., New U.S. Term Loan, 6.898%, 2/28/14 ...........   United States       16,323,426          15,168,887
                                                                                                                    ----------------
                                                                                                                         16,493,137
                                                                                                                    ----------------
    PERSONNEL SERVICES 0.1%
    Allied Security Holdings LLC, Term Loan D, 7.83%, 6/30/10 ................   United States        1,900,820           1,777,362
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PROPERTY-CASUALTY INSURANCE 0.2%
    Affirmative Insurance Holdings Inc., Term Loan, 6.744% - 8.406%,
      1/31/14 ................................................................   United States     $  3,742,346     $     3,448,646
                                                                                                                    ----------------
    PUBLISHING: BOOKS/MAGAZINES 0.3%
    Wenner Media LLC, Term Loan B, 6.593%, 10/02/13 ..........................   United States        5,139,877           4,823,209
                                                                                                                    ----------------
    PUBLISHING: NEWSPAPERS 1.4%
    Canwest Mediaworks LP, Term Loan B, 7.081%, 7/10/12 ......................      Canada            5,572,000           5,351,516
    MediaNews Group Inc.,
       Term Loan B, 6.58%, 12/30/10 ..........................................   United States        1,790,100           1,620,452
       Term Loan C, 7.08%, 8/02/13 ...........................................   United States        4,137,000           3,582,476
    Tribune Co., Term Loan B, 7.91%, 5/16/14 .................................   United States       16,092,068          12,135,431
                                                                                                                    ----------------
                                                                                                                         22,689,875
                                                                                                                    ----------------
    PULP & PAPER 1.8%
    Domtar Corp., Term Loan, 5.364%, 3/07/14 .................................   United States        2,932,545           2,737,560
    Georgia-Pacific Corp.,
       Additional Term Loan, 6.58% - 6.896%, 12/20/12 ........................   United States        4,537,500           4,248,507
       Term Loan B, 6.58% - 6.896%, 12/20/12 .................................   United States       17,108,563          16,120,714
    NewPage Corp., Term Loan, 8.688%, 12/22/14 ...............................   United States        1,024,898             998,137
    Verso Paper Holdings LLC, Term Loan B, 6.58%, 8/01/13 ....................   United States        5,488,662           5,175,863
                                                                                                                    ----------------
                                                                                                                         29,280,781
                                                                                                                    ----------------
    RAILROADS 0.2%
    Kansas City Southern Railway Co., Term Loan B, 6.29% - 6.90%,
      4/26/13 ................................................................   United States        2,831,647           2,689,526
                                                                                                                    ----------------
    REAL ESTATE INVESTMENT TRUSTS 1.0%
    Capital Automotive REIT, Term Loan B, 6.39%, 12/15/10 ....................   United States        1,806,876           1,731,726
    CB Richard Ellis Services Inc., Term Loan B, 5.459%, 12/20/13 ............   United States        8,378,182           7,763,475
    Macerich Co., Term Loan B, 6.188%, 4/25/10 ...............................   United States        7,200,000           6,960,240
                                                                                                                    ----------------
                                                                                                                         16,455,441
                                                                                                                    ----------------
    RECREATIONAL PRODUCTS 0.4%
    Mega Bloks Inc., Term Loan B, 5.50%, 7/26/12 .............................      Canada            6,569,619           5,869,429
                                                                                                                    ----------------
    RESTAURANTS 0.8%
    Arby's Restaurant Holdings LLC, Term Loan B, 5.494% - 7.08%,
      7/25/12 ................................................................   United States        5,711,654           5,450,061
    OSI Restaurant Partners LLC (Outback),
       Pre-Funded Revolving Credit, 4.878%, 6/14/13 ..........................   United States          635,795             520,175
       Term Loan B, 5.563%, 6/14/14 ..........................................   United States        8,011,014           6,499,095
                                                                                                                    ----------------
                                                                                                                         12,469,331
                                                                                                                    ----------------
    SEMICONDUCTORS 0.3%
    Fairchild Semiconductor Corp., Initial Term Loan, 6.33%, 6/26/13 .........   United States        4,955,937           4,661,951
                                                                                                                    ----------------
    SPECIALTY STORES 0.3%
    Dollar General Corp., Tranche B-1 Term Loan, 7.71%, 7/07/14 ..............   United States        2,800,000           2,497,404
    Pantry Inc., Term Loan B, 5.03%, 5/14/14 .................................   United States        2,635,572           2,379,262
                                                                                                                    ----------------
                                                                                                                          4,876,666
                                                                                                                    ----------------


30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY     PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    SPECIALTY TELECOMMUNICATIONS 2.5%
    CommScope Inc., Term Loan B, 5.771% - 7.358%, 12/27/14 ...................   United States     $  5,500,000     $     5,289,845
    Fairpoint Communications Inc., Revolver, 7.00% - 7.50%, 2/08/11 ..........   United States        2,571,250           2,527,153
    Iowa Telecommunications Services Inc., Term Loan B, 6.60% - 7.23%,
      11/23/11 ...............................................................   United States        3,750,000           3,550,500
    NTELOS Inc., Term Loan B-1, 5.53%, 8/24/11 ...............................   United States        7,160,546           6,870,043
    West Corp., Term Loan B-2, 5.619% - 7.428%, 10/24/13 .....................   United States       12,703,804          11,755,783
    Windstream Corp., Tranche B-1, 5.50%, 7/17/13 ............................   United States       10,898,388          10,482,941
                                                                                                                    ----------------
                                                                                                                         40,476,265
                                                                                                                    ----------------
    TRUCKS/CONSTRUCTION/FARM MACHINERY 1.2%
    Oshkosh Truck Corp.,
       Term Loan A, 6.65%, 12/06/11 ..........................................   United States        2,187,500           2,090,419
       Term Loan B, 6.90%, 12/06/13 ..........................................   United States       17,765,245          16,501,496
                                                                                                                    ----------------
                                                                                                                         18,591,915
                                                                                                                    ----------------
    WHOLESALE DISTRIBUTORS 0.2%
    Interline Brands,
       Delayed Draw Term Loan, 5.02%, 6/23/13 ................................   United States        2,231,779           2,177,390
       Term Loan B, 5.02%, 6/23/13 ...........................................   United States        1,542,463           1,504,874
                                                                                                                    ----------------
                                                                                                                          3,682,264
                                                                                                                    ----------------
    WIRELESS COMMUNICATIONS 0.5%
    Alltel Communications Inc., Term Loan B-3, 6.773%, 5/18/15 ...............   United States        9,476,250           8,654,972
                                                                                                                    ----------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,516,600,768) ...............                                        1,409,275,146
                                                                                                                    ----------------

                                                                                                ------------------
                                                                                                  SHARES/WARRANTS
                                                                                                ------------------
    COMMON STOCKS AND WARRANTS 0.0% e
    COMMERCIAL PRINTING/FORMS 0.0% e
f,g Vertis Holdings Inc., wts., 6/30/11 ......................................   United States           39,812                  --
                                                                                                                    ----------------
    STEEL 0.0% e
f,g Copperweld Holding Co., B, Escrow ........................................   United States            1,741             150,405
                                                                                                                    ----------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $150,405) .........................                                              150,405
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $1,516,751,173) ........................                                        1,409,425,551
                                                                                                                    ----------------
    SHORT TERM INVESTMENT (COST $162,550,308) 10.2%
    MONEY MARKET FUND 10.2%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .....   United States      162,550,308         162,550,308
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $1,679,301,481) 98.4% ............................                                        1,571,975,859
    OTHER ASSETS, LESS LIABILITIES 1.6% ......................................                                           26,256,098
                                                                                                                    ----------------
    NET ASSETS 100.0% ........................................................                                      $ 1,598,231,957
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 63.


                                        Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

--------------------------------------------------------------------------------
FRANKLIN FLOATING RATE DAILY ACCESS FUND
--------------------------------------------------------------------------------

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c A portion or all of the security purchased on a when-issued or delayed delivery basis.

d Defaulted security.

e Rounds to less than 0.1% of net assets.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of these securities was $150,405, representing less than 0.01% of net assets.

g Non-income producing for the twelve months ended January 31, 2008.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                       PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.3%
  MORTGAGE-BACKED SECURITIES 33.5%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 2.3%
  FHLMC, 4.226%, 12/01/34 ....................................................................       $   1,155,606   $  1,156,219
  FHLMC, 4.44%, 9/01/33 ......................................................................             278,136        282,315
  FHLMC, 6.404%, 12/01/33 ....................................................................           1,399,976      1,425,899
  FHLMC, 6.409%, 8/01/34 .....................................................................           2,565,412      2,612,287
                                                                                                                     -------------
                                                                                                                        5,476,720
                                                                                                                     -------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.1%
  FHLMC Gold 15 Year, 5.00%, 10/01/17 ........................................................             344,284        349,717
  FHLMC Gold 15 Year, 7.00%, 12/01/10 - 9/01/13 ..............................................             239,920        249,889
  FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ..............................................           1,654,936      1,817,837
  FHLMC Gold 30 Year, 9.50%, 3/01/21 .........................................................              60,649         63,461
                                                                                                                     -------------
                                                                                                                        2,480,904
                                                                                                                     -------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 17.9%
  FNMA, 3.452%, 4/01/34 ......................................................................             780,799        802,110
  FNMA, 3.93%, 3/01/33 .......................................................................             275,858        278,092
  FNMA, 4.225%, 6/01/33 ......................................................................             447,293        450,062
  FNMA, 4.233%, 6/01/34 ......................................................................           1,531,141      1,535,874
  FNMA, 4.287%, 12/01/33 .....................................................................             560,439        559,467
  FNMA, 4.31%, 9/01/33 .......................................................................           4,097,762      4,004,725
  FNMA, 4.323%, 4/01/33 ......................................................................           2,279,233      2,287,294
  FNMA, 4.359%, 2/01/34 ......................................................................           2,636,767      2,626,095
  FNMA, 4.46%, 8/01/34 .......................................................................           4,364,298      4,463,828
  FNMA, 4.573%, 7/01/34 ......................................................................           2,464,174      2,531,568
  FNMA, 4.77%, 4/01/35 .......................................................................             221,108        220,711
  FNMA, 4.842%, 10/01/33 .....................................................................             410,394        418,618
  FNMA, 4.895%, 11/01/32 .....................................................................           4,558,228      4,718,558
  FNMA, 4.961%, 4/01/33 ......................................................................             602,234        614,192
  FNMA, 4.971%, 3/01/33 ......................................................................           1,651,290      1,667,965
  FNMA, 5.208%, 3/01/35 ......................................................................           3,292,041      3,322,844
  FNMA, 5.259%, 5/01/34 ......................................................................           1,379,695      1,399,359
  FNMA, 5.397%, 2/01/35 ......................................................................           3,628,658      3,647,960
  FNMA, 5.483%, 8/01/33 - 9/01/34 ............................................................           1,474,572      1,477,469
  FNMA, 5.708%, 3/01/34 ......................................................................             147,804        149,745
  FNMA, 5.761%, 1/01/35 ......................................................................             381,909        384,129
  FNMA, 5.95%, 8/01/34 .......................................................................           1,925,702      1,944,685
  FNMA, 5.978%, 12/01/34 .....................................................................           1,332,124      1,348,900
  FNMA, 6.116%, 1/01/33 ......................................................................             422,772        426,943
  FNMA, 6.149%, 1/01/33 ......................................................................              29,356         29,774
  FNMA, 6.25%, 12/01/32 ......................................................................             185,751        189,991
  FNMA, 6.849%, 11/01/34 .....................................................................             397,312        406,190
                                                                                                                     -------------
                                                                                                                       41,907,148
                                                                                                                     -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 9.4%
  FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 ....................................................             658,799        661,227
  FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 .....................................................           3,579,438      3,637,046
  FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 ....................................................           3,589,925      3,688,463
  FNMA 15 Year, 5.50%, 2/01/21 ...............................................................           5,436,490      5,570,562


                                        Quarterly Statements of Investments | 33

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                       PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
  FNMA 15 Year, 5.802%, 11/01/11 .............................................................       $   2,944,885   $  3,107,656
  FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 .....................................................           3,358,463      3,478,867
  FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 ...................................................             705,077        733,617
  FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 .....................................................             403,219        421,846
  FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ....................................................             199,513        209,162
  FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 ....................................................             214,893        230,919
  FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 .....................................................             323,145        357,757
                                                                                                                     -------------
                                                                                                                       22,097,122
                                                                                                                     -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.8%
  GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ...............................................             684,820        713,133
  GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ..............................................             212,432        223,326
  GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ................................................             892,778        911,574
  GNMA I SF 30 Year, 6.00%, 3/15/33 ..........................................................             237,780        245,973
  GNMA I SF 30 Year, 7.50%, 11/15/16 .........................................................              45,834         49,087
  GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 ...............................................             143,358        155,714
  GNMA I SF 30 Year, 8.50%, 7/15/08 - 1/15/17 ................................................              77,947         83,805
  GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ................................................             612,176        668,872
  GNMA II SF 30 Year, 5.00%, 9/20/33 .........................................................           2,642,307      2,645,398
  GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 .............................................             623,348        670,343
  GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 ..............................................             114,135        124,208
  GNMA II SF 30 Year, 9.50%, 6/20/16 .........................................................              71,116         78,173
                                                                                                                     -------------
                                                                                                                        6,569,606
                                                                                                                     -------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $77,487,255) ........................................                         78,531,500
                                                                                                                     -------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 60.8%
  FHLB,
     4.625%, 11/21/08 ........................................................................          10,000,000     10,154,880
     4.75%, 4/24/09 ..........................................................................           2,000,000      2,051,588
     4.875%, 11/18/11 ........................................................................           2,000,000      2,124,094
  FHLMC,
     4.125%, 7/12/10 .........................................................................           4,500,000      4,638,875
     5.25%, 7/18/11 ..........................................................................          16,000,000     17,161,776
     5.75%, 1/15/12 ..........................................................................           2,000,000      2,188,882
     5.50%, 8/20/12 ..........................................................................           6,000,000      6,549,408
     4.125%, 12/21/12 ........................................................................           4,000,000      4,132,572
     4.50%, 1/15/13 ..........................................................................           8,300,000      8,714,336
     4.50%, 7/15/13 ..........................................................................           3,500,000      3,673,957
     4.50%, 1/15/14 ..........................................................................           3,000,000      3,145,671
     4.50%, 1/15/15 ..........................................................................           2,000,000      2,085,338
  FNMA,
     7.25%, 1/15/10 ..........................................................................           3,000,000      3,258,708
     4.125%, 5/15/10 .........................................................................          17,000,000     17,524,586
     4.50%, 2/15/11 ..........................................................................           9,000,000      9,395,649
     5.125%, 4/15/11 .........................................................................           9,000,000      9,577,386
     5.00%, 10/15/11 .........................................................................           3,000,000      3,198,750
     5.375%, 11/15/11 ........................................................................           1,300,000      1,405,143


34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                       PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  FNMA, (continued)
     4.75%, 11/19/12 .........................................................................       $   4,000,000   $  4,243,400
     4.375%, 3/15/13 .........................................................................           4,000,000      4,176,480
  U.S. Treasury Note,
     3.125%, 4/15/09 .........................................................................           5,000,000      5,062,110
     4.75%, 1/31/12 ..........................................................................           3,000,000      3,244,923
     4.00%, 2/15/15 ..........................................................................           4,000,000      4,183,751
   b Index Linked, 0.875%, 4/15/10 ...........................................................           7,764,562      7,858,591
   b Index Linked, 2.375%, 4/15/11 ...........................................................           2,435,000      2,582,625
                                                                                                                     -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $135,980,155) ............................                        142,333,479
                                                                                                                     -------------
  TOTAL LONG TERM INVESTMENTS (COST $213,467,410) ............................................                        220,864,979
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                       SHARES
                                                                                                  ----------------
  SHORT TERM INVESTMENTS 5.4%
  MONEY MARKET FUND (COST $4,691,572) 2.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .......................           4,691,572      4,691,572
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  REPURCHASE AGREEMENT (COST $7,889,066) 3.4%
d Joint Repurchase Agreement, 2.599%, 2/01/08 (Maturity Value $7,889,636) ....................       $   7,889,066      7,889,066
     ABN AMRO Bank NV, New York Branch (Maturity Value $667,227)
     Banc of America Securities LLC (Maturity Value $667,227)
     Barclays Capital Inc. (Maturity Value $667,227)
     BNP Paribas Securities Corp. (Maturity Value $667,227)
     Credit Suisse Securities (USA) LLC (Maturity Value $667,227)
     Deutsche Bank Securities Inc. (Maturity Value $667,227)
     Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $667,227)
     Goldman, Sachs & Co. (Maturity Value $667,227)
     Greenwich Capital Markets Inc. (Maturity Value $667,227)
     Lehman Brothers Inc. (Maturity Value $550,139)
     Merrill Lynch Government Securities Inc. (Maturity Value $667,227)
     UBS Securities LLC (Maturity Value $667,227)
      Collateralized by U.S. Government Agency Securities, 2.96% - 7.25%, 2/15/08 - 12/12/12;
        e U.S. Government Agency Discount Notes, 2/08/08 - 8/01/12 and U.S. Treasury Notes,
           4.375% - 5.75%, 8/15/10 - 2/15/12
                                                                                                                     -------------
  TOTAL INVESTMENTS (COST $226,048,048) 99.7% ................................................                        233,445,617
  OTHER ASSETS, LESS LIABILITIES 0.3% ........................................................                            804,251
                                                                                                                     -------------
  NET ASSETS 100.0% ..........................................................................                       $234,249,868
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 63.

a The coupon rate shown represents the rate at period end.

b Principal amount of security is adjusted for inflation.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2008, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                            COUNTRY/ORGANIZATION         SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 87.0%
    CONVERTIBLE PREFERRED STOCKS 0.2%
    AUTOMOBILES & COMPONENTS 0.1%
    General Motors Corp., 1.50%, cvt. pfd., D ......................       United States                  800        $     20,200
                                                                                                                     -------------
    DIVERSIFIED FINANCIALS 0.1%
    CIT Group Inc., 7.75%, cvt. pfd., D ............................       United States                  800              16,768
                                                                                                                     -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $39,972)                                                                      36,968
                                                                                                                     -------------
    PREFERRED STOCK (COST $104,200) 0.5%
    BANKS 0.5%
  a FHLMC, 8.375%, pfd. ............................................       United States                4,000             107,400
                                                                                                                     -------------

                                                                                              ------------------
                                                                                              PRINCIPAL AMOUNT b
                                                                                              ------------------
    CORPORATE BONDS 10.9%
    AUTOMOBILES & COMPONENTS 1.9%
    Ford Motor Credit Co. LLC,
       7.875%, 6/15/10 .............................................       United States               50,000              47,094
       senior note, 5.80%, 1/12/09 .................................       United States               50,000              48,644
       senior note, 9.75%, 9/15/10 .................................       United States              300,000             289,927
                                                                                                                     -------------
                                                                                                                          385,665
                                                                                                                     -------------
    BANKS 1.0%
c,d Landsbanki Islands HF, 144A, FRN, 5.73%, 8/25/09 ...............          Iceland                 100,000              99,946
  d Wells Fargo & Co., FRN, 5.186%, 3/10/08 ........................       United States              100,000             100,178
                                                                                                                     -------------
                                                                                                                          200,124
                                                                                                                     -------------
    DIVERSIFIED FINANCIALS 2.9%
  d General Electric Capital Corp., FRN, 3.994%, 10/21/10 ..........       United States               18,000              17,736
    GMAC LLC, 6.875%, 9/15/11 ......................................       United States               50,000              43,747
    HSBC Finance Corp., 4.125%, 3/11/08 ............................       United States              100,000             100,046
  c Kaupthing Bank, senior note, D, 144A, 5.75%, 10/04/11 ..........          Iceland                 200,000             181,320
    Textron Financial Corp., 5.125%, 11/01/10 ......................       United States              250,000             257,244
                                                                                                                     -------------
                                                                                                                          600,093
                                                                                                                     -------------
    FOOD, BEVERAGE & TOBACCO 0.3%
    Bunge Ltd. Finance Corp., 4.375%, 12/15/08 .....................       United States               75,000              75,425
                                                                                                                     -------------
    HOUSEHOLD & PERSONAL PRODUCTS 0.5%
    Avon Products Inc., 5.125%, 1/15/11 ............................       United States              100,000             102,916
                                                                                                                     -------------
    MEDIA 2.3%
    Clear Channel Communications Inc., senior note, 4.25%,
     5/15/09 .......................................................       United States              281,000             265,726
    Comcast Corp., 5.50%, 3/15/11 ..................................       United States              100,000             102,337
    Viacom Inc., senior note, 5.75%, 4/30/11 .......................       United States              100,000             102,561
                                                                                                                     -------------
                                                                                                                          470,624
                                                                                                                     -------------
    TELECOMMUNICATION SERVICES 1.0%
    AT&T Inc.,
       4.95%, 1/15/13 ..............................................       United States              100,000             102,498
     d FRN, 5.08%, 11/14/08 ........................................       United States              100,000              99,927
                                                                                                                     -------------
                                                                                                                          202,425
                                                                                                                     -------------


36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                            COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    UTILITIES 1.0%
    CenterPoint Energy Inc., senior note, B, 5.875%, 6/01/08 .......       United States              100,000        $    100,328
    Public Service Electric and Gas Co., 4.00%, 11/01/08 ...........       United States              100,000              99,857
                                                                                                                     -------------
                                                                                                                          200,185
                                                                                                                     -------------
    TOTAL CORPORATE BONDS (COST $2,253,382) ........................                                                    2,237,457
                                                                                                                     -------------
    CONVERTIBLE BONDS 0.7%
    DIVERSIFIED FINANCIALS 0.2%
    Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
     3/13/32 .......................................................       United States               31,000              33,874
                                                                                                                     -------------
    MATERIALS 0.1%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 .......       United States               20,000              16,075
                                                                                                                     -------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ......       United States               30,000              29,475
                                                                                                                     -------------
    REAL ESTATE 0.2%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 .....       United States               48,000              42,175
                                                                                                                     -------------
    RETAILING 0.1%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 .............       United States               25,000              29,375
                                                                                                                     -------------
    TOTAL CONVERTIBLE BONDS (COST $171,205) ........................                                                      150,974
                                                                                                                     -------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES 10.5%
    BANKS 1.4%
  d Countrywide Asset-Backed Certificates,
       2001-BC3, A, FRN, 3.856%, 12/25/31 ..........................       United States                3,336               3,135
       2002-3, 1A1, FRN, 4.116%, 5/25/32 ...........................       United States                1,795               1,675
  d FHLMC, 2996, FK, FRN, 4.486%, 6/15/35 ..........................       United States              212,752             211,200
    FNMA, G93-33, K, 7.00%, 9/25/23 ................................       United States               16,941              18,447
c,d GS Mortgage Securities Corp. II, 2007-E0P, A1, 144A, FRN,
     4.63%, 3/06/20 ................................................       United States               42,833              41,789
                                                                                                                     -------------
                                                                                                                          276,246
                                                                                                                     -------------
    CAPITAL GOODS 0.3%
    Chase Funding Mortgage Loan Asset-Backed Certificates,
       2003-6, 1A3, 3.34%, 5/25/26 .................................       United States               17,979              17,889
     d 2004-2, 2A2, FRN, 3.626%, 2/25/35 ...........................       United States               51,623              49,708
                                                                                                                     -------------
                                                                                                                           67,597
                                                                                                                     -------------
    DIVERSIFIED FINANCIALS 7.9%
  d Ace Securities Corp., 2005-HE7, A2B, FRN, 3.556%, 11/25/35 .....       United States              344,175             342,636
  d Bank of America Credit Card Trust, 2007-A13, A13, FRN,
     4.456%, 4/15/12 ...............................................       United States              400,000             398,104
  d Chase Issuance Trust,
       2005-A9, A9, FRN, 4.256%, 11/15/11 ..........................       United States              400,000             397,081
       2007-A9, A9, FRN, 4.266%, 6/16/14 ...........................       United States              500,000             487,929
    Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%,
     2/25/34 .......................................................       United States                9,069               9,114
                                                                                                                     -------------
                                                                                                                        1,634,864
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 37

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                            COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (CONTINUED)
    REAL ESTATE 0.9%
  d Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, FRN,
     3.486%, 9/25/37 ...............................................       United States              193,940        $    181,991
                                                                                                                     -------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $2,179,874) ..................................                                                    2,160,698
                                                                                                                     -------------
    MORTGAGE-BACKED SECURITIES 10.0%
  d FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.2%
    FHLMC, 4.226%, 12/01/34 ........................................       United States              130,268             130,337
    FHLMC, 4.298%, 10/01/33 ........................................       United States              107,664             107,600
                                                                                                                     -------------
                                                                                                                          237,937
                                                                                                                     -------------
  d FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
     RATE 8.3%
    FNMA, 3.452%, 4/01/34 ..........................................       United States               38,013              39,050
    FNMA, 4.233%, 6/01/34 ..........................................       United States               56,648              56,823
    FNMA, 4.287%, 12/01/33 .........................................       United States              131,929             131,701
    FNMA, 4.323%, 4/01/33 ..........................................       United States              191,651             192,329
    FNMA, 4.359%, 2/01/34 ..........................................       United States               67,803              67,528
    FNMA, 4.46%, 8/01/34 ...........................................       United States              136,082             139,185
    FNMA, 4.573%, 7/01/34 ..........................................       United States               60,876              62,541
    FNMA, 4.742%, 5/01/33 ..........................................       United States               30,738              31,038
    FNMA, 4.77%, 4/01/35 ...........................................       United States               38,826              38,757
    FNMA, 4.961%, 4/01/33 ..........................................       United States               26,766              27,297
    FNMA, 4.971%, 3/01/33 ..........................................       United States               68,992              69,689
    FNMA, 5.208%, 3/01/35 ..........................................       United States              248,892             251,221
    FNMA, 5.306%, 11/01/32 .........................................       United States              111,298             113,077
    FNMA, 5.397%, 2/01/35 ..........................................       United States              132,552             133,257
    FNMA, 5.483%, 8/01/33 ..........................................       United States              145,336             145,890
    FNMA, 5.708%, 3/01/34 ..........................................       United States               26,869              27,222
    FNMA, 5.761%, 1/01/35 ..........................................       United States               36,710              36,924
    FNMA, 5.95%, 8/01/34 ...........................................       United States               29,733              30,026
    FNMA, 5.978%, 12/01/34 .........................................       United States               15,893              16,094
    FNMA, 6.116%, 1/01/33 ..........................................       United States               32,637              32,959
    FNMA, 6.25%, 12/01/32 ..........................................       United States               27,498              28,125
    FNMA, 6.849%, 11/01/34 .........................................       United States               48,004              49,077
                                                                                                                     -------------
                                                                                                                        1,719,810
                                                                                                                     -------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.1%
    FNMA 30 Year, 9.00%, 12/01/20 ..................................       United States               22,615              22,727
                                                                                                                     -------------
  d GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
     RATE 0.4%
    GNMA, 5.625%, 8/20/26 - 9/20/26 ................................       United States               52,082              52,500
    GNMA, 6.375%, 4/20/26 ..........................................       United States               34,810              35,591
                                                                                                                     -------------
                                                                                                                           88,091
                                                                                                                     -------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $2,051,405) .............                                                    2,068,565
                                                                                                                     -------------


38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                            COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 5.7%
  d European Investment Bank, senior note, FRN, 0.75%, 9/21/11 .....      Supranational e           9,000,000 JPY    $     84,666
d,f Government of Argentina, FRN, 5.389%, 8/03/12 ..................         Argentina                 30,000              15,741
    Government of Indonesia,
       14.00%, 6/15/09 .............................................         Indonesia            475,000,000 IDR          55,382
       13.15%, 3/15/10 .............................................         Indonesia            150,000,000 IDR          17,778
       11.50%, 9/15/19 .............................................         Indonesia            165,000,000 IDR          19,404
    Government of Malaysia,
       6.45%, 7/01/08 ..............................................          Malaysia                250,000 MYR          78,246
       7.00%, 3/15/09 ..............................................          Malaysia                 10,000 MYR           3,214
       3.756%, 4/28/11 .............................................          Malaysia                 60,000 MYR          18,745
    Government of Norway, 5.50%, 5/15/09 ...........................           Norway                 235,000 NOK          43,870
    Government of Poland,
       5.75%, 6/24/08 ..............................................           Poland                 135,000 PLN          55,745
       6.00%, 5/24/09 ..............................................           Poland                 200,000 PLN          82,842
    Government of Singapore,
       5.625%, 7/01/08 .............................................         Singapore                 20,000 SGD          14,357
       4.375%, 1/15/09 .............................................         Singapore                 20,000 SGD          14,507
    Government of Sweden,
       6.50%, 5/05/08 ..............................................           Sweden                 825,000 SEK         130,406
       5.00%, 1/28/09 ..............................................           Sweden               1,000,000 SEK         158,963
     g Strip, 9/17/08 ..............................................           Sweden                 145,000 SEK          22,254
  d KfW Bankengruppe, FRN, 0.658%, 8/08/11 .........................          Germany               6,000,000 JPY          56,457
    Korea Treasury Note, 4.75%, 6/10/09 ............................        South Korea           100,000,000 KRW         105,539
    Nota Do Tesouro Nacional, 9.762%, 1/01/10 ......................           Brazil                     340 h BRL       184,680
                                                                                                                     -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $1,049,900) .............................................                                                    1,162,796
                                                                                                                     -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 48.5%
    FHLB,
       4.625%, 11/21/08 ............................................       United States              250,000             253,872
       4.75%, 4/24/09 ..............................................       United States              700,000             718,056
    FHLMC,
       3.875%, 6/15/08 .............................................       United States              150,000             150,561
       5.25%, 5/21/09 ..............................................       United States              600,000             620,184
       4.25%, 7/15/09 ..............................................       United States              250,000             255,775
       4.875%, 2/09/10 .............................................       United States              200,000             208,497
       4.125%, 7/12/10 .............................................       United States              400,000             412,344
       5.125%, 8/23/10 .............................................       United States              600,000             633,466
       4.75%, 1/18/11 ..............................................       United States              400,000             419,470
       5.125%, 4/18/11 .............................................       United States              400,000             425,125
       6.00%, 6/15/11 ..............................................       United States              300,000             328,370
       5.25%, 7/18/11 ..............................................       United States              300,000             321,783
       4.50%, 1/15/13 ..............................................       United States              200,000             209,984
    FNMA,
       7.25%, 1/15/10 ..............................................       United States              500,000             543,118
       4.125%, 5/15/10 .............................................       United States              300,000             309,257


                                        Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                            COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    FNMA, (continued)
       7.125%, 6/15/10 .............................................       United States              200,000        $    219,788
       4.375%, 9/13/10 .............................................       United States              300,000             311,375
       5.50%, 3/15/11 ..............................................       United States              400,000             428,993
       5.00%, 10/15/11 .............................................       United States               50,000              53,313
       5.00%, 2/16/12 ..............................................       United States              200,000             213,515
    U.S. Treasury Note,
       3.625%, 1/15/10 .............................................       United States              500,000             514,219
       6.50%, 2/15/10 ..............................................       United States              800,000             868,813
       5.75%, 8/15/10 ..............................................       United States              300,000             326,156
       4.75%, 1/31/12 ..............................................       United States              400,000             432,657
       4.625%, 7/31/12 .............................................       United States              400,000             431,656
     i Index Linked, 0.875%, 4/15/10 ...............................       United States              399,320             404,233
                                                                                                                     -------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $9,665,876) .............................................                                                   10,014,580
                                                                                                                     -------------
    TOTAL LONG TERM INVESTMENTS (COST $17,515,814) .................                                                   17,939,438
                                                                                                                     -------------
    SHORT TERM INVESTMENTS 12.9%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.9%
  g Egypt Treasury Bill, 10/28/08 ..................................           Egypt                  150,000 EGP          25,645
    Government of Malaysia,
       3.569%, 2/14/08 .............................................         Malaysia                 130,000 MYR          40,179
       7.60%, 3/15/08 ..............................................         Malaysia                  35,000 MYR          10,867
       3.17%, 5/15/08 ..............................................         Malaysia                 225,000 MYR          69,503
  g Malaysia Treasury Bill, 2/28/08 - 9/23/08 ......................         Malaysia                 407,000 MYR         124,384
  g Norway Treasury Bill, 3/19/08 - 6/18/08 ........................          Norway                  655,000 NOK         120,361
                                                                                                                     -------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $364,803) ...............................................                                                      390,939
                                                                                                                     -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,992) 0.0% j
g,k U.S. Treasury Bill, 2/21/08 ....................................       United States                5,000               4,996
                                                                                                                     -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $17,885,609) ............................................                                                   18,335,373
                                                                                                                     -------------


40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                            COUNTRY/ORGANIZATION       SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $2,268,944) 11.0%
  l Franklin Institutional Fiduciary Trust Money Market Portfolio,
     3.64% .........................................................       United States            2,268,944        $  2,268,944
                                                                                                                     -------------
    TOTAL INVESTMENTS (COST $20,154,553) 99.9% .....................                                                   20,604,317
    NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.5)% .............                                                      (97,201)
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.1% .........                                                       20,292
    OTHER ASSETS, LESS LIABILITIES 0.5% ............................                                                      106,900
                                                                                                                     -------------
    NET ASSETS 100.0% ..............................................                                                 $ 20,634,308
                                                                                                                     =============

See Currency and Selected Portfolio Abbreviations on page 63.

a Non-income producing for the twelve months ended January 31, 2008.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $323,055, representing 1.57% of net assets.

d The coupon rate shown represents the rate at period end.

e A supranational organization is an entity formed by two or more central governments through international treaties.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

g The security is traded on a discount basis with no stated coupon rate.

h Principal amount is stated in 1,000 Brazilian Real units.

i Principal amount of security is adjusted for inflation.

j Rounds to less than 0.1% of net assets.

k Security or a portion of the security has been segregated as collateral for open future agreements. At January 31, 2008, the value of securities pledged amounted to $4,996.

l The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 41

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 75.0%
    COMMON STOCKS 7.1%
    ENERGY 2.5%
    ConocoPhillips ..................................................       United States               2,900         $     232,928
    Devon Energy Corp. ..............................................       United States               3,200               271,936
    Exxon Mobil Corp. ...............................................       United States               2,200               190,080
  a Nabors Industries Ltd. ..........................................          Bermuda                  4,500               122,490
    Noble Corp. .....................................................       United States               2,300               100,671
    Noble Energy Inc. ...............................................       United States               3,000               217,740
    Occidental Petroleum Corp. ......................................       United States               3,400               230,758
    Peabody Energy Corp. ............................................       United States               3,000               162,060
    Schlumberger Ltd. ...............................................       United States               4,100               309,386
  a Southwestern Energy Co. .........................................       United States               4,200               234,822
  a Transocean Inc. .................................................       United States               1,419               173,970
    Valero Energy Corp. .............................................       United States               1,900               112,461
  a Weatherford International Ltd. ..................................          Bermuda                  6,000               370,860
                                                                                                                      --------------
                                                                                                                          2,730,162
                                                                                                                      --------------
    MATERIALS 1.0%
    Alcoa Inc. ......................................................       United States               6,600               218,460
    Barrick Gold Corp. ..............................................          Canada                   4,800               247,152
    Freeport-McMoRan Copper & Gold Inc., B ..........................       United States               4,273               380,425
    United States Steel Corp. .......................................       United States               2,000               204,220
                                                                                                                      --------------
                                                                                                                          1,050,257
                                                                                                                      --------------
    REAL ESTATE 3.6%
    AvalonBay Communities Inc. ......................................       United States               2,300               216,085
    Boston Properties Inc. ..........................................       United States               4,800               441,216
    Kimco Realty Corp. ..............................................       United States              11,700               418,977
    LaSalle Hotel Properties ........................................       United States              11,600               317,956
    ProLogis ........................................................       United States               9,089               539,432
    Public Storage ..................................................       United States               5,600               438,200
    Regency Centers Corp. ...........................................       United States               6,400               393,152
    Simon Property Group Inc. .......................................       United States               4,800               429,024
    UDR Inc. ........................................................       United States               9,100               207,753
    Vornado Realty Trust ............................................       United States               4,600               415,840
                                                                                                                      --------------
                                                                                                                          3,817,635
                                                                                                                      --------------
    TOTAL COMMON STOCKS (COST $6,000,453) ...........................                                                     7,598,054
                                                                                                                      --------------

                                                                                               --------------------
                                                                                                PRINCIPAL AMOUNT b
                                                                                               --------------------
    CORPORATE BONDS 1.6%
    AUTOMOBILES & COMPONENTS 0.1%
    Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11 .........       United States             150,000               144,024
                                                                                                                      --------------
    COMMERCIAL SERVICES & SUPPLIES 0.1%
  c ARAMARK Corp., senior note, FRN, 8.411%, 2/01/15 ................       United States             100,000                90,000
                                                                                                                      --------------


42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES & APPAREL 0.1%
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................       United States             100,000         $      86,000
                                                                                                                      --------------
    CONSUMER SERVICES 0.2%
    MGM MIRAGE, senior note, 6.625%, 7/15/15 ........................       United States             100,000                92,750
    Station Casinos Inc., senior note, 7.75%, 8/15/16 ...............       United States             100,000                88,625
                                                                                                                      --------------
                                                                                                                            181,375
                                                                                                                      --------------
    DIVERSIFIED FINANCIALS 0.1%
    GMAC LLC, 6.875%, 9/15/11 .......................................       United States             150,000               131,242
                                                                                                                      --------------
    ENERGY 0.1%
    Chesapeake Energy Corp., senior note,
       6.625%, 1/15/16 ..............................................       United States              50,000                49,125
       6.25%, 1/15/18 ...............................................       United States              50,000                48,250
                                                                                                                      --------------
                                                                                                                             97,375
                                                                                                                      --------------
    FOOD, BEVERAGE & TOBACCO 0.0% d
    Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .............       United States              50,000                50,875
                                                                                                                      --------------
    HEALTH CARE EQUIPMENT & SERVICES 0.2%
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ........          Germany                 50,000                50,000
    HCA Inc., senior secured note, 9.125%, 11/15/14 .................       United States             100,000               104,125
                                                                                                                      --------------
                                                                                                                            154,125
                                                                                                                      --------------
    MATERIALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.25%,
      4/01/15 .......................................................       United States             100,000               105,125
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ...................       United States             100,000               102,000
    Novelis Inc., senior note, 7.25%, 2/15/15 .......................          Canada                 100,000                92,750
                                                                                                                      --------------
                                                                                                                            299,875
                                                                                                                      --------------
    MEDIA 0.2%
  e Charter Communications Operating LLC, senior note, 144A, 8.375%,
      4/30/14 .......................................................       United States             100,000                95,250
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...........       United States              50,000                51,125
    R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ..............       United States              50,000                43,125
                                                                                                                      --------------
                                                                                                                            189,500
                                                                                                                      --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
c,e Sanmina-SCI Corp., senior note, 144A, FRN, 7.741%, 6/15/14 ......       United States             100,000                96,500
                                                                                                                      --------------
    TELECOMMUNICATION SERVICES 0.0% d
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
      1/15/13 .......................................................          Bermuda                 50,000                49,750
                                                                                                                      --------------
    UTILITIES 0.1%
    NRG Energy Inc., senior note, 7.25%, 2/01/14 ....................       United States             100,000                97,625
                                                                                                                      --------------
    TOTAL CORPORATE BONDS (COST $1,676,182) .........................                                                     1,668,266
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 14.5%
c,f European Investment Bank, senior note, FRN, 0.75%, 9/21/11 ......      Supranational g        360,000,000   JPY   $   3,386,641
    Government of Malaysia,
       6.45%, 7/01/08 ...............................................         Malaysia              4,115,000   MYR       1,287,926
       4.305%, 2/27/09 ..............................................         Malaysia                380,000   MYR         118,623
       7.00%, 3/15/09 ...............................................         Malaysia              2,950,000   MYR         948,033
       4.032%, 9/15/09 ..............................................         Malaysia                 70,000   MYR          21,867
       3.756%, 4/28/11 ..............................................         Malaysia                360,000   MYR         112,472
       3.814%, 2/15/17 ..............................................         Malaysia              6,100,000   MYR       1,907,587
    Government of Norway, 5.50%, 5/15/09 ............................          Norway               3,810,000   NOK         711,259
    Government of Singapore,
       5.625%, 7/01/08 ..............................................        Singapore                460,000   SGD         330,205
       4.375%, 1/15/09 ..............................................        Singapore                575,000   SGD         417,071
    Government of Sweden, 5.00%, 1/28/09 ............................          Sweden              19,400,000   SEK       3,083,890
  c KfW Bankengruppe, FRN, 0.658%, 8/08/11 ..........................         Germany             100,000,000   JPY         940,956
    Korea Treasury Note, 4.75%, 6/10/09 .............................        South Korea          625,000,000   KRW         659,619
  h Nota Do Tesouro Nacional, Index Linked, 6.00%,
       5/15/15 ......................................................          Brazil                     800 i BRL         708,643
       5/15/45 ......................................................          Brazil                     780 i BRL         695,592
    Queensland Treasury Corp., 6.00%, 7/14/09 .......................         Australia               310,000   AUD         274,629
                                                                                                                      --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $14,993,736) ............................................                                                    15,605,013
                                                                                                                      --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 51.8%
  j U.S. Treasury Bond, Index Linked, 3.875%, 4/15/29 ...............                                 383,477               532,854
  j U.S. Treasury Note, Index Linked,
       3.875%, 1/15/09 ..............................................                               2,818,911             2,918,015
       4.25%, 1/15/10 ...............................................                                 749,396               808,762
       0.875%, 4/15/10 ..............................................                               9,539,320             9,654,841
       3.50%, 1/15/11 ...............................................                                 603,685               659,715
       2.375%, 4/15/11 ..............................................                               9,316,521             9,881,345
       2.00%, 4/15/12 ...............................................                               6,731,130             7,133,422
       3.00%, 7/15/12 ...............................................                               2,337,452             2,589,278
       1.875%, 7/15/13 ..............................................                               6,635,982             7,034,147
       2.00%, 1/15/14 ...............................................                               5,913,771             6,308,332
       2.00%, 7/15/14 ...............................................                               1,114,804             1,189,009
       1.625%, 1/15/15 ..............................................                               5,502,548             5,723,513
       2.00%, 1/15/16 ...............................................                               1,058,745             1,128,060
                                                                                                                      --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $52,854,257) ............................................                                                    55,561,293
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $75,524,628) ..................                                                    80,432,626
                                                                                                                      --------------


44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                           COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 24.4%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.6%
  k Egypt Treasury Bills, 12/16/08 - 1/13/09 ........................           Egypt               2,600,000   EGP   $     440,420
    Government of Malaysia,
       3.569%, 2/14/08 ..............................................         Malaysia                150,000   MYR          46,361
       3.17%, 5/15/08 ...............................................         Malaysia                650,000   MYR         200,787
       3.562%, 7/15/08 ..............................................         Malaysia                 95,000   MYR          29,382
  k Government of Sweden, Strip,
       6/18/08 ......................................................          Sweden               3,900,000   SEK         604,116
       9/17/08 ......................................................          Sweden               1,500,000   SEK         230,208
  k Malaysia Treasury Bills, 4/03/08 - 6/17/08 ......................         Malaysia                 95,000   MYR          29,097
  k Norway Treasury Bills, 3/19/08 - 9/17/08 ........................          Norway                 670,000   NOK         122,832
                                                                                                                      --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $1,615,744) .............................................                                                     1,703,203
                                                                                                                      --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
      (COST $77,140,372) ............................................                                                    82,135,829
                                                                                                                      --------------
    REPURCHASE AGREEMENT (COST $24,522,808) 22.8%
  l Joint Repurchase Agreement, 2.599%, 2/01/08
      (Maturity Value  $24,524,579) .................................       United States          24,522,808            24,522,808
         ABN AMRO Bank NV, New York Branch
           (Maturity Value $2,074,044)
         Banc of America Securities LLC (Maturity Value $2,074,044)
         Barclays Capital Inc. (Maturity Value $2,074,044)
         BNP Paribas Securities Corp. (Maturity Value $2,074,044)
         Credit Suisse Securities (USA) LLC (Maturity Value
           $2,074,044)
         Deutsche Bank Securities Inc. (Maturity Value $2,074,044)
         Dresdner Kleinwort Wasserstein Securities LLC
           (Maturity Value $2,074,044)
         Goldman, Sachs & Co. (Maturity Value $2,074,044)
         Greenwich Capital Markets Inc. (Maturity Value $2,074,044)
         Lehman Brothers Inc. (Maturity Value $1,710,095)
         Merrill Lynch Government Securities Inc.
           (Maturity Value $2,074,044)
         UBS Securities LLC (Maturity Value $2,074,044)
           Collateralized by U.S. Government Agency Securities,
             2.96% - 7.25%, 2/15/08 - 12/12/12; k U.S. Government
               Agency Discount Notes, 2/08/08 - 8/01/12 and U.S.
                 Treasury Notes, 4.375% - 5.75%, 8/15/10 - 2/15/12
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $101,663,180) 99.4% .....................                                                   106,658,637
    NET UNREALIZED GAIN ON FORWARDS EXCHANGE CONTRACTS 0.0% d .......                                                         2,206
    OTHER ASSETS, LESS LIABILITIES 0.6% .............................                                                       621,128
                                                                                                                      --------------
    NET ASSETS 100.0% ...............................................                                                 $ 107,281,971
                                                                                                                      ==============

See Currency and Selected Portfolio Abbreviations on page 63.


                                        Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

--------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND
--------------------------------------------------------------------------------

a Non-income producing for the twelve months ended January 31, 2008.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c The coupon rate shown represents the rate at period end.

d Rounds to less than 0.1% of net assets.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $191,750, representing 0.18% of net assets.

f A portion or all of the security purchased on a when-issued or delayed delivery basis.

g A supranational organization is an entity formed by two or more central governments through international treaties.

h Redemption price at maturity is adjusted for inflation.

i Principal amount is stated in 1,000 Brazilian Real Units.

j Principal amount of security is adjusted for inflation.

k The security is traded on a discount basis with no stated coupon rate.

l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2008, all repurchase agreements had been entered into on that date.


46 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION         SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 103.6%
    CONVERTIBLE PREFERRED STOCKS 0.4%
    CONSUMER DURABLES 0.2%
    General Motors Corp., 6.25%, cvt. pfd. ..........................       United States              43,500         $     917,850
    General Motors Corp., 1.50%, cvt. pfd., D .......................       United States              45,200             1,141,300
                                                                                                                      --------------
                                                                                                                          2,059,150
                                                                                                                      --------------
    FINANCE 0.2%
    CIT Group Inc., 7.75%, cvt. pfd., D .............................       United States              57,500             1,205,200
  a Washington Mutual Inc., 7.75%, cvt. pfd., R .....................       United States               1,820             2,100,280
                                                                                                                      --------------
                                                                                                                          3,305,480
                                                                                                                      --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,388,392) ............                                                     5,364,630
                                                                                                                      --------------
    PREFERRED STOCK (COST $14,220,300) 1.2%
    FINANCE 1.2%
  a FHLMC, 8.375%, pfd. .............................................       United States             558,900            15,006,465
                                                                                                                      --------------

                                                                                               --------------------
                                                                                                PRINCIPAL AMOUNT b
                                                                                               --------------------
    CORPORATE BONDS 28.4%
    COMMERCIAL SERVICES 0.1%
    ARAMARK Corp., senior note, 8.50%, 2/01/15 ......................       United States             800,000               800,000
    Dex Media West LLC, senior sub. note, 9.875%,  8/15/13 ..........       United States             100,000               102,250
    R.H. Donnelley Corp., senior note,
       8.875%, 1/15/16 ..............................................       United States             700,000               603,750
     c 144A, 8.875%, 10/15/17 .......................................       United States             200,000               170,500
                                                                                                                      --------------
                                                                                                                          1,676,500
                                                                                                                      --------------
    COMMUNICATIONS 1.5%
    AT&T Inc.,
       4.95%, 1/15/13 ...............................................       United States           5,000,000             5,124,895
     d FRN, 5.08%, 11/14/08 .........................................       United States           1,000,000               999,273
    Embarq Corp., senior note, 7.082%, 6/01/16 ......................       United States           2,500,000             2,534,252
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
      9.25% thereafter, 2/01/15 .....................................          Bermuda                200,000               165,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
      1/15/13 .......................................................          Bermuda                700,000               696,500
    Telecom Italia Capital, senior note,
       4.95%, 9/30/14 ...............................................           Italy               1,500,000             1,459,242
       7.20%, 7/18/36 ...............................................           Italy               1,500,000             1,589,342
    Verizon New York Inc., senior deb.,
       A, 6.875%, 4/01/12 ...........................................       United States           4,700,000             5,029,846
       B, 7.375%, 4/01/32 ...........................................       United States           1,000,000             1,102,259
    Verizon Virginia Inc., A, 4.625%, 3/15/13 .......................       United States           1,000,000               979,604
                                                                                                                      --------------
                                                                                                                         19,680,213
                                                                                                                      --------------
    CONSUMER DURABLES 2.2%
    Ford Motor Credit Co. LLC,
       7.875%, 6/15/10 ..............................................       United States           1,500,000             1,412,804
       senior note, 9.75%, 9/15/10 ..................................       United States          19,700,000            19,038,553
       senior note, 9.875%, 8/10/11 .................................       United States           1,500,000             1,440,247
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................       United States           1,000,000               860,000


                                        Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES (CONTINUED)
    KB Home, senior note,
       6.25%, 6/15/15 ...............................................       United States             100,000         $      91,500
       7.25%, 6/15/18 ...............................................       United States             700,000               668,500
    Pulte Homes Inc., 4.875%, 7/15/09 ...............................       United States           5,000,000             4,762,500
                                                                                                                      --------------
                                                                                                                         28,274,104
                                                                                                                      --------------
    CONSUMER NON-DURABLES 3.0%
    Avon Products Inc., 5.125%, 1/15/11 .............................       United States           7,900,000             8,130,372
    The Coca-Cola Co., senior note, 5.35%, 11/15/17 .................       United States           5,900,000             6,190,191
    General Mills Inc.,
       6.00%, 2/15/12 ...............................................       United States          10,000,000            10,496,130
       5.65%, 9/10/12 ...............................................       United States           6,500,000             6,759,077
    Kraft Foods Inc., 6.125%, 2/01/18 ...............................       United States           2,900,000             2,949,111
  c Miller Brewing Co., 144A, 5.50%, 8/15/13 ........................       United States           1,000,000             1,054,617
    Reynolds American Inc., senior secured note, 7.625%,
      6/01/16 .......................................................       United States           1,000,000             1,064,054
  c SABMiller PLC, 144A, 6.50%, 7/01/16 .............................        South Africa           2,200,000             2,359,342
                                                                                                                      --------------
                                                                                                                         39,002,894
                                                                                                                      --------------
    CONSUMER SERVICES 3.6%
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ................       United States             200,000               144,250
    CCH II LLC, senior note, 10.25%, 9/15/10 ........................       United States             600,000               571,500
    Clear Channel Communications Inc., senior note,
       4.25%, 5/15/09 ...............................................       United States           4,000,000             3,782,580
       6.25%, 3/15/11 ...............................................       United States           5,000,000             4,458,115
    Comcast Corp.,
       5.50%, 3/15/11 ...............................................       United States           7,000,000             7,163,611
       senior note, 6.30%, 11/15/17 .................................       United States           5,000,000             5,161,060
    Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 ........       United States             500,000               320,452
    MGM MIRAGE, senior note,
       6.625%, 7/15/15 ..............................................       United States             800,000               742,000
       7.50%, 6/01/16 ...............................................       United States             200,000               193,000
    News America Inc., senior deb., 7.25%, 5/18/18 ..................       United States           2,000,000             2,187,164
    Station Casinos Inc.,
       senior note, 7.75%, 8/15/16 ..................................       United States             600,000               531,750
       senior sub. note, 6.875%, 3/01/16 ............................       United States             100,000                68,500
    Viacom Inc., senior note,
       5.75%, 4/30/11 ...............................................       United States          16,000,000            16,409,728
       6.25%, 4/30/16 ...............................................       United States           2,000,000             2,023,994
       6.125%, 10/05/17 .............................................       United States           2,500,000             2,527,717
                                                                                                                      --------------
                                                                                                                         46,285,421
                                                                                                                      --------------
    ENERGY MINERALS 1.6%
    Canadian Natural Resources Ltd., 5.90%, 2/01/18 .................           Canada              5,000,000             5,090,180
    Chesapeake Energy Corp., senior note,
       6.625%, 1/15/16 ..............................................       United States           1,100,000             1,080,750
       6.25%, 1/15/18 ...............................................       United States             300,000               289,500


48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY MINERALS (CONTINUED)
  c Gaz Capital SA, 144A, 6.212%, 11/22/16 ..........................        Luxembourg             2,800,000         $   2,737,000
    Hess Corp., 7.125%, 3/15/33 .....................................       United States             500,000               558,793
  c Petroleum Export Cayman, senior note, 144A, 5.265%,
      6/15/11 .......................................................           Egypt                 754,843               751,481
  c Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .......        Switzerland            1,000,000               920,000
  c Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
      9/15/09 .......................................................           Qatar                 310,400               310,953
    Valero Energy Corp., 6.125%, 6/15/17 ............................       United States           4,400,000             4,528,273
    XTO Energy Inc., senior note, 5.90%, 8/01/12 ....................       United States           3,600,000             3,821,540
                                                                                                                      --------------
                                                                                                                         20,088,470
                                                                                                                      --------------
    FINANCE 9.1%
  e Bank of America Corp., K, 8.00%, Perpetual ......................       United States           4,300,000             4,474,305
    Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 .......................       United States           1,000,000               975,935
c,e BNP Paribas, 144A, 7.195%, Perpetual ............................          France               3,500,000             3,382,908
  c Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 ..............       United States           1,200,000               842,011
    Charles Schwab Corp., senior note, 8.05%, 3/01/10 ...............       United States             750,000               810,240
    CIT Group Funding Co. of Canada, senior note, 4.65%,
      7/01/10 .......................................................       United States           2,100,000             2,003,247
    CIT Group Inc., senior note, 7.625%, 11/30/12 ...................       United States           2,300,000             2,270,171
  d Citigroup Inc., pfd., junior sub. bond, FRN, 8.30%, 12/21/77 ....       United States           4,000,000             4,324,672
    Compass Bank, 6.40%, 10/01/17 ...................................       United States           3,700,000             3,839,305
  d Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%,
      4/15/67 .......................................................       United States           3,000,000             2,602,827
    General Electric Capital Corp.,
     d FRN, 3.994%, 10/21/10 ........................................       United States           1,500,000             1,477,994
       senior note, 5.00%, 1/08/16 ..................................       United States           2,000,000             2,034,796
  d Genworth Financial Inc., junior sub. note, FRN, 6.15%,
      11/15/66 ......................................................       United States           3,300,000             2,917,616
c,e Glitnir Banki HF, 144A, 7.451%, Perpetual .......................          Iceland              1,800,000             1,575,684
    GMAC LLC, 6.875%, 8/28/12 .......................................       United States           3,000,000             2,549,520
    The Goldman Sachs Group Inc.,
       5.125%, 1/15/15 ..............................................       United States           1,000,000             1,011,709
       sub. note, 6.75%, 10/01/37 ...................................       United States           2,700,000             2,657,202
  c ICICI Bank Ltd.,
       144A, 6.625%, 10/03/12 .......................................           India               2,125,000             2,030,108
     d sub. note, 144A, FRN, 6.375%, 4/30/22 ........................           India               2,000,000             1,690,466
    JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ..........       United States           4,000,000             3,624,812
  c Kaupthing Bank,
       144A, 7.125%, 5/19/16 ........................................          Iceland              2,000,000             1,674,626
       senior note, D, 144A, 5.75%, 10/04/11 ........................          Iceland             14,800,000            13,417,650
  c Landsbanki Islands HF, 144A, 6.10%, 8/25/11 .....................          Iceland              2,450,000             2,377,637
    Lazard Group, senior note, 6.85%, 6/15/17 .......................       United States           4,850,000             4,775,635
    Lehman Brothers Holdings Inc., sub. note, 6.50%, 7/19/17 ........       United States           3,600,000             3,685,669
    Lincoln National Corp., 6.05%, 4/20/17 ..........................       United States           3,800,000             3,554,805
  c LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ..........          Russia               2,000,000             1,850,000
  d MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ............       United States           4,000,000             3,600,804


                                        Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    FINANCE (CONTINUED)
    Morgan Stanley, sub. note, 4.75%, 4/01/14 .......................      United States            1,500,000         $   1,444,382
  c Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ..........      United States            1,200,000             1,440,056
    Residential Capital LLC, senior note, 8.00%, 6/01/12 ............      United States            4,400,000             2,772,000
  c Standard Chartered Bank, 144A, 8.00%, 5/30/31 ...................      United Kingdom           1,000,000             1,161,734
    Textron Financial Corp., 5.125%, 11/01/10 .......................      United States           16,750,000            17,235,381
    UBS AG Stamford, senior note, 5.875%, 12/20/17 ..................      United States            4,000,000             4,207,056
    UBS Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ........      United States              150,000               150,747
  e Wachovia Capital Trust III, 5.80%, Perpetual ....................      United States            4,000,000             3,162,116
  c WEA Finance/WCI Finance, senior note, 144A, 5.70%, 10/01/16 .....        Australia              3,000,000             2,842,536
                                                                                                                      --------------
                                                                                                                        116,448,362
                                                                                                                      --------------
    HEALTH SERVICES 1.1%
    Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ..........      United States            4,750,000             4,944,332
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...................      United States              800,000               800,000
    Quest Diagnostics Inc., 6.95%, 7/01/37 ..........................      United States            4,000,000             4,135,284
    Tenet Healthcare Corp., senior note, 9.875%, 7/01/14 ............      United States            1,600,000             1,536,000
  c UnitedHealth Group Inc., 144A, 6.50%, 6/15/37 ...................      United States            2,300,000             2,236,702
                                                                                                                      --------------
                                                                                                                         13,652,318
                                                                                                                      --------------
    HEALTH TECHNOLOGY 0.8%
    Abbott Laboratories, 6.15%, 11/30/37 ............................      United States            1,600,000             1,672,893
  c Amgen Inc., senior note, 144A, 5.85%, 6/01/17 ...................      United States            4,200,000             4,316,512
    Schering-Plough Corp., senior note, 6.00%, 9/15/17 ..............      United States            3,700,000             3,822,196
                                                                                                                      --------------
                                                                                                                          9,811,601
                                                                                                                      --------------
    INDUSTRIAL SERVICES 0.2%
    Compagnie Generale de Geophysique-Veritas, senior note,
       7.50%, 5/15/15 ...............................................          France                 200,000               198,000
       7.75%, 5/15/17 ...............................................          France                 400,000               398,000
    El Paso Corp., senior note, 6.875%, 6/15/14 .....................      United States              900,000               901,609
    Waste Management Inc., senior note, 6.50%, 11/15/08 .............      United States              500,000               511,240
    The Williams Cos. Inc.,
       8.75%, 3/15/32 ...............................................      United States              400,000               480,000
       senior note, 7.625%, 7/15/19 .................................      United States              200,000               216,500
       senior note, 7.875%, 9/01/21 .................................      United States              400,000               443,000
                                                                                                                      --------------
                                                                                                                          3,148,349
                                                                                                                      --------------
    NON-ENERGY MINERALS 0.2%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
     4/01/17 ........................................................      United States              800,000               852,000
    Novelis Inc., senior note, 7.25%, 2/15/15 .......................         Canada                  700,000               649,250
    Weyerhaeuser Co., 6.75%, 3/15/12 ................................      United States            1,000,000             1,062,004
                                                                                                                      --------------
                                                                                                                          2,563,254
                                                                                                                      --------------
    PROCESS INDUSTRIES 1.1%
    Bunge Ltd. Finance Corp., senior note,
       5.875%, 5/15/13 ..............................................      United States            2,000,000             2,074,950
       5.10%, 7/15/15 ...............................................      United States              680,000               666,403


50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    PROCESS INDUSTRIES (CONTINUED)
  c Cargill Inc., 144A, 6.00%, 11/27/17 .............................      United States            6,000,000         $   6,081,504
    Huntsman International LLC, senior sub. note, 7.875%,
       11/15/14 .....................................................      United States              800,000               836,000
  c Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ..................      United Kingdom           1,000,000               785,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
       12/01/14 .....................................................      United States              700,000               698,250
    RPM International Inc., 6.25%, 12/15/13 .........................      United States            1,000,000             1,089,570
  c RPM U.K. G.P., 144A, 6.70%, 11/01/15 ............................      United States            1,000,000             1,100,459
  c Yara International ASA, 144A, 5.25%, 12/15/14 ...................          Norway               1,000,000               990,804
                                                                                                                      --------------
                                                                                                                         14,322,940
                                                                                                                      --------------
    PRODUCER MANUFACTURING 0.3%
    Hubbell Inc., 6.375%, 5/15/12 ...................................      United States            1,000,000             1,113,868
  c Hutchison Whampoa International Ltd., senior note, 144A,
       6.25%, 1/24/14 ...............................................        Hong Kong              1,000,000             1,054,216
       7.45%, 11/24/33 ..............................................        Hong Kong              1,000,000             1,121,761
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .........      United States              800,000               726,000
                                                                                                                      --------------
                                                                                                                          4,015,845
                                                                                                                      --------------
    REAL ESTATE DEVELOPMENT 0.3%
    Colonial Realty LP, 5.50%, 10/01/15 .............................      United States            2,000,000             1,763,082
    ERP Operating LP, 5.75%, 6/15/17 ................................      United States            2,000,000             1,845,630
                                                                                                                      --------------
                                                                                                                          3,608,712
                                                                                                                      --------------
    REAL ESTATE INVESTMENT TRUSTS 0.5%
    HCP Inc., senior note, 6.70%, 1/30/18 ...........................      United States            5,000,000             4,657,580
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .........      United States              500,000               493,750
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ..............      United States              200,000               199,000
    iStar Financial Inc., senior note, 6.00%, 12/15/10 ..............      United States            1,500,000             1,335,941
                                                                                                                      --------------
                                                                                                                          6,686,271
                                                                                                                      --------------
    RETAIL TRADE 1.7%
    CVS Caremark Corp., senior note, 5.75%, 6/01/17 .................      United States            1,200,000             1,242,342
    The Home Depot Inc., senior note, 5.25%, 12/16/13 ...............      United States            5,000,000             4,892,740
    The Kroger Co., 6.15%, 1/15/20 ..................................      United States            2,500,000             2,582,180
    Target Corp.,
       6.00%, 1/15/18 ...............................................      United States            5,000,000             5,214,675
       6.50%, 10/15/37 ..............................................      United States            2,800,000             2,757,955
  c Tesco PLC, 144A, 6.15%, 11/15/37 ................................      United Kingdom           4,900,000             4,726,619
                                                                                                                      --------------
                                                                                                                         21,416,511
                                                                                                                      --------------
    TECHNOLOGY SERVICES 0.3%
    Fiserv Inc., senior note, 6.125%, 11/20/12 ......................      United States            2,500,000             2,603,723
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 .................................      United States              100,000               102,000
       senior sub. note, 10.25%, 8/15/15 ............................      United States              600,000               603,000
                                                                                                                      --------------
                                                                                                                          3,308,723
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    TRANSPORTATION 0.1%
    Union Pacific Corp., 3.625%, 6/01/10 ............................      United States            1,500,000         $   1,486,434
                                                                                                                      --------------
    UTILITIES 0.7%
    CenterPoint Energy Inc., senior note,
       6.85%, 6/01/15 ...............................................      United States            1,000,000             1,061,140
       6.125%, 11/01/17 .............................................      United States            1,400,000             1,442,690
    Consumers Energy Co., first mortgage, H, 4.80%, 2/17/09 .........      United States            1,000,000             1,006,574
    DPL Inc., senior note, 6.875%, 9/01/11 ..........................      United States              500,000               539,926
    East Coast Power LLC, senior secured note, 6.737%, 3/31/08 ......      United States                4,612                 4,632
    MidAmerican Energy Holdings Co., senior note, 3.50%, 5/15/08 ....      United States            1,000,000               998,010
    Northeast Generation Co., senior secured note, B-1, 8.812%,
       10/15/26 .....................................................      United States              395,625               432,220
    NRG Energy Inc., senior note,
       7.25%, 2/01/14 ...............................................      United States              500,000               488,125
       7.375%, 2/01/16 ..............................................      United States              200,000               193,750
       7.375%, 1/15/17 ..............................................      United States              300,000               291,375
  c Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
     10.25%, 11/01/15 ...............................................      United States            1,500,000             1,481,250
    Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 ........      United States            1,000,000             1,000,684
                                                                                                                      --------------
                                                                                                                          8,940,376
                                                                                                                      --------------
    TOTAL CORPORATE BONDS (COST $367,427,526) .......................                                                   364,417,298
                                                                                                                      --------------
    CONVERTIBLE BONDS 1.5%
    ELECTRONIC TECHNOLOGY 0.5%
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ...................      United States            1,206,000             1,195,578
  c Microchip Technology Inc., cvt., junior sub. note, 144A,
     2.125%, 12/15/37 ...............................................      United States            3,000,000             3,196,200
  c VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%,
     6/15/12 ........................................................      United States            2,100,000             1,711,500
                                                                                                                      --------------
                                                                                                                          6,103,278
                                                                                                                      --------------
    FINANCE 0.4%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ......      United States            3,600,000             3,163,125
    Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
     3/13/32 ........................................................      United States            2,100,000             2,294,691
                                                                                                                      --------------
                                                                                                                          5,457,816
                                                                                                                      --------------
    HEALTH TECHNOLOGY 0.3%
    Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ..................      United States            2,000,000             1,798,236
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 .......      United States            1,900,000             1,866,750
                                                                                                                      --------------
                                                                                                                          3,664,986
                                                                                                                      --------------
    PROCESS INDUSTRIES 0.1%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ........      United States            1,700,000             1,366,375
                                                                                                                      --------------
    RETAIL TRADE 0.2%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ..............      United States            1,800,000             2,115,000
                                                                                                                      --------------
    TOTAL CONVERTIBLE BONDS (COST $20,111,128) ......................                                                    18,707,455
                                                                                                                      --------------


52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 22.8%
    FINANCE 22.8%
  d Accredited Mortgage Loan Trust, 2005-4, A2B, FRN, 3.526%,
     12/25/35 .......................................................      United States            3,449,492         $   3,434,103
  d ACE Securities Corp., 2005-HE7, A2B, FRN, 3.556%, 11/25/35 ......      United States            6,470,483             6,441,557
  d AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 4.016%,
     12/22/27 .......................................................      United States              250,351               241,941
  d American Express Credit Account Master Trust, 2002-5, A, FRN,
     4.406%, 2/15/12 ................................................      United States           21,300,000            21,210,235
  d Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
     4.226%, 1/25/32 ................................................      United States              532,113               472,736
  d Asset-Backed Funding Certificates, 2005-HE2, A2C, FRN, 3.676%,
     6/25/35 ........................................................      United States            2,209,712             2,204,013
  d Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4,
     A1, FRN, 3.536%, 5/25/35 .......................................      United States              841,265               787,182
  d Bank of America Credit Card Trust, 2007-A13, A13, FRN, 4.456%,
     4/15/12 ........................................................      United States           25,000,000            24,881,483
  d Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
     A4, FRN, 5.405%, 12/11/40 ......................................      United States            4,000,000             4,093,848
  d Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
     2A2, FRN, 3.626%, 2/25/35 ......................................      United States            2,632,765             2,535,124
  d Chase Issuance Trust, 2007-A9, A9, FRN, 4.266%, 6/16/14 .........      United States           16,450,000            16,052,872
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
     d 2005-CD1, A4, FRN, 5.40%, 7/15/44 ............................      United States            8,750,000             8,866,141
     d 2005-CD1, E, FRN, 5.40%, 7/15/44 .............................      United States            4,500,000             3,950,556
     d 2006-CD3, A5, FRN, 5.617%, 10/15/48 ..........................      United States           13,500,000            13,542,027
       2007-CD4, C, 5.476%, 12/11/49 ................................      United States           14,200,000            11,554,145
    Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 .................................      United States              284,936               281,745
     d 2004-9, AF4, FRN, 4.649%, 10/25/32 ...........................      United States              633,290               633,772
    FHLMC,
       2643, OG, 5.00%, 7/15/32 .....................................      United States            3,182,750             3,122,953
     d 2942, TF, FRN, 4.586%, 3/15/35 ...............................      United States            4,166,609             4,137,961
  d First Franklin Mortgage Loan Asset-Backed Certificates,
     2004-FF11, 1A2, FRN, 3.726%, 1/25/35 ...........................      United States              760,091               702,807
    FNMA, G93-33, K, 7.00%, 9/25/23 .................................      United States            1,185,901             1,291,270
  d Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 4.566%,
     6/15/10 ........................................................      United States           18,900,000            18,854,878
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
       1/10/38 ......................................................      United States            1,578,354             1,555,156
    Greenwich Capital Commercial Funding Corp.,
       2004-GG1, A7, 5.317%, 6/10/36 ................................      United States           11,680,000            11,766,209
       2005-GG5, A5, 5.224%, 4/10/37 ................................      United States            9,250,000             9,334,672
     d 2006-GG7, A4, FRN, 5.913%, 7/10/38 ...........................      United States           19,500,000            20,080,798
       2007-GG9, C, 5.554%, 3/10/39 .................................      United States            6,438,000             5,281,745
  d GS Mortgage Securities Corp. II,
       2006-GG6, A4, FRN, 5.553%, 4/10/38 ...........................      United States            7,300,000             7,270,330
     c 2007-E0P, A1, 144A, FRN, 4.63%, 3/06/20 ......................      United States            2,569,994             2,507,350


                                        Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  d HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, FRN,
     3.486%, 3/25/36 ................................................      United States            5,700,000         $   5,617,504
    JPMorgan Chase Commercial Mortgage Securities Corp.,
     d 2004-CB9, A4, FRN, 5.377%, 6/12/41 ...........................      United States           11,324,540            11,545,270
       2004-LN2, A2, 5.115%, 7/15/41 ................................      United States              697,106               692,826
  c Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ........      United States               63,861                63,339
    LB-UBS Commercial Mortgage Trust, 2005-C5, A4, 4.954%,
     9/15/30 ........................................................      United States           10,545,000            10,403,396
  c Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
     5.35%, 2/10/39 .................................................      United States            2,171,597             2,045,373
  d Master Asset-Backed Securities Trust, 2006-AB1, A1, FRN,
     3.516%, 2/25/36 ................................................      United States              448,559               442,206
  d MBNA Master Credit Card Trust, 2003-A9, A9, FRN, 4.366%,
     2/15/11 ........................................................      United States            5,360,000             5,350,850
  d Morgan Stanley ABS Capital I,
       2006-NC3, A2B, FRN, 3.496%, 3/25/36 ..........................      United States            9,750,000             9,573,034
       2006-NC4, A2A, FRN, 3.406%, 6/25/36 ..........................      United States            2,047,982             2,019,654
       2006-WMC, 2A, FRN, 3.416%, 7/25/36 ...........................      United States            1,483,028             1,457,948
  d Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.407%, 6/15/38 ....      United States            6,900,000             7,014,005
  d Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B,
     FRN, 3.486%, 9/25/37 ...........................................      United States           18,230,360            17,107,142
  d Permanent Financing PLC, 8, 2A, FRN, 5.216%, 6/10/14 ............     United Kingdom            1,000,000               999,196
    Residential Asset Securities Corp.,
       2001-KS2, AI5, 7.014%, 6/25/31 ...............................      United States                9,685                 9,658
       2004-KS1, AI4, 4.213%, 4/25/32 ...............................      United States            1,009,222             1,006,778
     d 2005-AHL2, A2, FRN, 3.636%, 10/25/35 .........................      United States            2,930,360             2,823,023
  d Securitized Asset-Backed Receivables LLC, 2006-FR1, A2A, FRN,
     3.446%, 11/25/35 ...............................................      United States               63,234                63,150
  d Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2,
     FRN, 3.526%, 3/25/36 ...........................................      United States            7,200,000             7,062,057
    Structured Asset Securities Corp.,
     d 2002-1A, 2A1, FRN, 6.703%, 2/25/32 ...........................      United States               70,602                70,464
       2004-4XS, 1A4, 4.13%, 2/25/34 ................................      United States              498,793               501,242
                                                                                                                      --------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $300,235,523) .................................                                                   292,957,724
                                                                                                                      --------------
    MORTGAGE-BACKED SECURITIES 37.2%
  d FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.8%
    FHLMC, 5.483%, 11/01/27 .........................................      United States            6,903,031             7,080,800
    FHLMC, 5.97%, 10/01/36 ..........................................      United States              153,253               158,137
    FHLMC, 7.149%, 9/01/32 ..........................................      United States              664,456               668,880
    FHLMC, 7.275%, 3/01/25 ..........................................      United States              145,996               151,558
    FHLMC, 7.368%, 4/01/30 ..........................................      United States              536,576               549,679
    FHLMC, 7.395%, 4/01/32 ..........................................      United States              994,333             1,014,127
                                                                                                                      --------------
                                                                                                                          9,623,181
                                                                                                                      --------------


54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 19.6%
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ...................       United States             774,534         $     786,509
    FHLMC Gold 15 Year, 5.50%, 11/01/22 .............................       United States           4,657,194             4,767,403
    FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22 ....................       United States           9,802,702            10,125,280
    FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ....................       United States           2,752,036             2,744,674
  f FHLMC Gold 30 Year, 5.00%, 2/01/34 ..............................       United States          49,300,000            49,076,622
f,g FHLMC Gold 30 Year, 5.50%, 2/01/34 - 12/01/37 ...................       United States          29,424,618            29,796,902
    FHLMC Gold 30 Year, 5.50%, 11/01/37 .............................       United States          26,793,791            27,135,222
  f FHLMC Gold 30 Year, 6.00%, 2/15/33 ..............................       United States          78,500,000            80,474,746
    FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 ....................       United States           3,111,208             3,196,834
  f FHLMC Gold 30 Year, 6.50%, 2/01/28 ..............................       United States          39,000,000            40,517,334
    FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ....................       United States           1,004,219             1,048,614
    FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ....................       United States             635,271               677,103
    FHLMC Gold 30 Year, 7.50%, 3/01/32 ..............................       United States              87,781                95,044
    FHLMC Gold 30 Year, 8.50%, 8/01/30 ..............................       United States              10,040                11,173
    FHLMC Gold 30 Year, 9.00%, 1/01/22 ..............................       United States             136,085               146,575
    FHLMC Gold 30 Year, 10.00%, 10/01/30 ............................       United States             289,161               348,154
    FHLMC PC 30 Year, 8.50%, 5/01/12 ................................       United States               2,285                 2,319
                                                                                                                      --------------
                                                                                                                        250,950,508
                                                                                                                      --------------
  d FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 2.5%
    FNMA, 4.359%, 2/01/34 ...........................................       United States           3,013,448             3,001,251
    FNMA, 4.593%, 12/01/34 ..........................................       United States           1,509,312             1,546,380
    FNMA, 4.94%, 4/01/35 ............................................       United States           6,606,647             6,639,594
    FNMA, 5.483%, 8/01/33 - 9/01/34 .................................       United States          14,635,985            14,664,932
    FNMA, 5.876%, 12/01/27 ..........................................       United States             499,321               503,368
    FNMA, 5.884%, 3/01/33 ...........................................       United States             589,978               602,368
    FNMA, 5.896%, 6/01/33 ...........................................       United States             471,609               481,517
    FNMA, 5.978%, 12/01/34 ..........................................       United States           1,420,932             1,438,826
    FNMA, 6.382%, 12/01/24 ..........................................       United States              59,155                61,184
    FNMA, 6.419%, 6/01/17 ...........................................       United States             120,570               121,066
    FNMA, 6.553%, 10/01/32 ..........................................       United States           1,146,244             1,157,865
    FNMA, 6.703%, 1/01/17 ...........................................       United States             656,427               666,190
    FNMA, 6.75%, 6/01/15 ............................................       United States             103,267               104,582
    FNMA, 6.851%, 12/01/22 ..........................................       United States             227,176               231,426
    FNMA, 6.985%, 9/01/19 ...........................................       United States              12,727                13,101
    FNMA, 7.038%, 11/01/31 ..........................................       United States             527,263               541,437
    FNMA, 7.133%, 5/01/25 ...........................................       United States             179,894               183,454
    FNMA, 7.231%, 6/01/32 ...........................................       United States             163,792               167,421
                                                                                                                      --------------
                                                                                                                         32,125,962
                                                                                                                      --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.2%
    FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ..........................       United States           1,762,880             1,768,283
    FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ..........................       United States           1,629,710             1,656,677
    FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ..........................       United States             940,905               966,695
    FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22 ..........................       United States           2,949,276             3,050,060
    FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ..........................       United States              47,801                50,093
  f FNMA Gold 30 Year, 5.00%, 2/01/34 ...............................       United States          28,575,000            28,454,442
    FNMA Gold 30 Year, 5.00%, 8/01/36 - 2/01/37 .....................       United States          21,540,929            21,458,725


                                        Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
    FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37 ..........................       United States          75,940,714         $  77,001,211
  f FNMA Gold 30 Year, 6.00%, 2/01/30 ...............................       United States          16,750,000            17,187,075
    FNMA Gold 30 Year, 6.00%, 9/01/32 - 11/01/35 ....................       United States           6,962,471             7,160,603
    FNMA Gold 30 Year, 6.50%, 5/01/28 - 8/01/32 .....................       United States           2,239,318             2,339,955
  f FNMA Gold 30 Year, 6.50%, 2/15/33 ...............................       United States          18,850,000            19,565,716
    FNMA 30 Year, 7.50%, 1/01/30 ....................................       United States              79,079                85,681
    FNMA 30 Year, 8.50%, 5/01/32 ....................................       United States             245,385               271,241
    FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 .........................       United States             820,004               909,343
                                                                                                                      --------------
                                                                                                                        181,925,800
                                                                                                                      --------------
  d GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
    RATE 0.0% h
    GNMA, 5.125%, 10/20/26 ..........................................       United States             110,400               112,319
    GNMA, 6.375%, 1/20/23 ...........................................       United States              53,116                54,255
                                                                                                                      --------------
                                                                                                                            166,574
                                                                                                                      --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.1%
    GNMA I SF 15 Year, 7.00%, 2/15/09 ...............................       United States              13,719                14,035
    GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 ....................       United States             142,866               149,363
    GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ....................       United States              64,339                68,997
    GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26 .....................       United States             434,903               468,940
    GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 .....................       United States             208,554               226,737
    GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 .....................       United States               8,875                 9,799
    GNMA II SF 30 Year, 6.00%, 5/20/31 ..............................       United States              45,541                47,099
    GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 ....................       United States              33,962                35,506
    GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ....................       United States             240,408               258,355
    GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 ....................       United States             241,380               264,161
                                                                                                                      --------------
                                                                                                                          1,542,992
                                                                                                                      --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $468,220,637) ............                                                   476,335,017
                                                                                                                      --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.8%
  d European Investment Bank, senior note, FRN, 0.75%,
      9/21/11 .......................................................      Supranational i        550,000,000   JPY       5,174,035
d,j Government of Argentina, FRN, 5.389%, 8/03/12 ...................         Argentina             2,225,000             1,167,452
  k Government of Ghana, Reg S, 8.50%, 10/04/17 .....................           Ghana                 300,000               318,750
    Government of Indonesia,
       14.25%, 6/15/13 ..............................................         Indonesia         7,995,000,000   IDR       1,043,385
       11.50%, 9/15/19 ..............................................         Indonesia        12,200,000,000   IDR       1,434,718
       12.80%, 6/15/21 ..............................................         Indonesia         9,705,000,000   IDR       1,225,931
       12.90%, 6/15/22 ..............................................         Indonesia        21,000,000,000   IDR       2,672,676
       11.00%, 9/15/25 ..............................................         Indonesia        21,230,000,000   IDR       2,365,570
  k Government of Iraq, Reg S, 5.80%, 1/15/28 .......................            Iraq               3,200,000             2,160,000
    Government of Malaysia,
       6.45%, 7/01/08 ...............................................          Malaysia             4,300,000   MYR       1,345,828
       4.305%, 2/27/09 ..............................................          Malaysia            20,200,000   MYR       6,305,728
       7.00%, 3/15/09 ...............................................          Malaysia             2,210,000   MYR         710,221
       3.756%, 4/28/11 ..............................................          Malaysia             4,965,000   MYR       1,551,179


56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Mexico, 10.00%, 12/05/24 ..........................           Mexico                400,000 l MXN   $   4,496,895
    Government of Norway,
       5.50%, 5/15/09 ...............................................           Norway             20,000,000   NOK       3,733,641
       6.50%, 5/15/13 ...............................................           Norway             35,500,000   NOK       7,215,194
    Government of Peru,
       7.84%, 8/12/20 ...............................................            Peru               1,100,000   PEN         411,881
       7, 8.60%, 8/12/17 ............................................            Peru               3,200,000   PEN       1,262,341
    Government of Poland, 6.00%, 5/24/09 ............................           Poland             22,350,000   PLN       9,257,640
    Government of Singapore,
       1.50%, 4/01/08 ...............................................         Singapore               180,000   SGD         127,061
       5.625%, 7/01/08 ..............................................         Singapore             1,830,000   SGD       1,313,641
       4.375%, 1/15/09 ..............................................         Singapore             2,900,000   SGD       2,103,488
    Government of Sweden,
       6.50%, 5/05/08 ...............................................           Sweden             50,375,000   SEK       7,962,656
       5.00%, 1/28/09 ...............................................           Sweden             57,300,000   SEK       9,108,603
       5.50%, 10/08/12 ..............................................           Sweden              2,880,000   SEK         486,782
  d Government of Vietnam, FRN, 6.313%, 3/12/16 .....................          Vietnam                199,565               194,576
  d KfW Bankengruppe, FRN, 0.658%, 8/08/11 ..........................          Germany            705,000,000   JPY       6,633,743
    Korea Treasury Bond,
       5.25%, 9/10/12 ...............................................        South Korea        1,800,000,000   KRW       1,919,627
       5.50%, 9/10/17 ...............................................        South Korea        1,750,000,000   KRW       1,892,822
       5.25%, 3/10/27 ...............................................        South Korea        2,001,000,000   KRW       2,118,532
    Nota Do Tesouro Nacional, 9.762%,
       1/01/14 ......................................................           Brazil                  1,900 m BRL         957,076
       1/01/17 ......................................................           Brazil                 21,975 m BRL      10,629,149
  c Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
      A-1, 144A, zero cpn., 5/31/18 .................................            Peru               1,350,000               924,750
                                                                                                                      --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $92,834,814)                                                                                                100,225,571
                                                                                                                      --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 0.5%
  n U.S. Treasury Note, Index Linked,
     g 0.875%, 4/15/10 ..............................................       United States           3,328,303             3,368,609
       2.375%, 4/15/11 ..............................................       United States           3,176,692             3,369,282
                                                                                                                      --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $6,405,542) .............................................                                                     6,737,891
                                                                                                                      --------------
  d SENIOR FLOATING RATE INTERESTS 3.7%
    COMMERCIAL SERVICES 0.3%
    Affiliated Computer Services Inc., Term Loan B, 5.285%,
      3/20/13 .......................................................       United States             980,000               933,754
    ARAMARK Corp.,
       Synthetic L/C, 5.198%, 1/26/14 ...............................       United States              29,213                26,402
       Term Loan B, 6.705%, 1/26/14 .................................       United States             459,832               415,592
    Corporate Express U.S. Finance Inc., Term Loan D-1 Add-On,
      6.991% - 7.01%, 12/23/10 ......................................       United States             664,369               640,917
    First Data Corp., Term Loan B-2, 7.58% - 7.634%, 9/24/14 ........       United States           1,496,250             1,353,482
    Idearc Inc., Term Loan B, 6.83%, 11/17/14 .......................       United States             990,000               904,950
                                                                                                                      --------------
                                                                                                                          4,275,097
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    COMMUNICATIONS 0.1%
    Alaska Communications Systems Holdings Inc., 2006 Incremental
      Loan, 6.58%, 2/01/12 ..........................................       United States           1,000,000         $     934,170
                                                                                                                      --------------
    CONSUMER DURABLES 0.1%
    Jarden Corp.,
       Term Loan B1, 6.58%, 1/24/12 .................................       United States             164,335               156,580
       Term Loan B2, 6.58%, 1/24/12 .................................       United States             766,079               727,621
    United Components Inc., Term Loan D, 6.38% - 6.89%, 6/29/12 .....       United States             888,889               845,085
                                                                                                                      --------------
                                                                                                                          1,729,286
                                                                                                                      --------------
    CONSUMER NON-DURABLES 0.3%
    Acco Brands Corp., Term Loan B, 5.701% - 6.732%, 8/17/12 ........       United States             622,785               579,352
    Central Garden & Pet Co., Term Loan B, 5.03% - 5.78%, 9/30/12 ...       United States             711,591               610,346
    Dean Foods Co., Term Loan B, 6.58%, 4/02/14 .....................       United States             496,250               464,050
    Michael Foods Inc., Term Loan B1, 6.845% - 6.91%, 11/21/10 ......       United States             932,872               907,302
    Warnaco Inc., Term Loan, 5.871% - 6.90%, 1/31/13 ................       United States             967,358               927,029
    The William Carter Co., Term Loan B, 4.744% - 4.771%, 7/14/12 ...       United States             676,390               640,758
                                                                                                                      --------------
                                                                                                                          4,128,837
                                                                                                                      --------------
    CONSUMER SERVICES 1.0%
    Charter Communications Operating LLC, Term Loan, 5.26%,
      3/06/14 .......................................................       United States           1,200,000             1,050,577
    Cinemark USA Inc., Term Loan, 6.07% - 6.98%, 10/05/13 ...........       United States             885,284               807,379
    Cinram International, Term Loan B, 6.878%, 5/05/11 ..............           Canada                 38,286                29,360
    Citadel Broadcasting Corp., Term Loan B, 4.905% - 6.455%,
      6/12/14 .......................................................       United States           1,500,000             1,292,865
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 6.896%,
      3/29/13 .......................................................       United States             982,500               906,269
    Education Management LLC, Term Loan C, 6.625%, 6/01/13 ..........       United States             823,087               762,956
    Entravision Communications Corp., Term Loan B, 6.23%, 3/29/13 ...       United States             584,772               542,235
    Laureate Education Inc., Closing Date Term Loan, 8.729%,
      9/25/14 .......................................................       United States             762,543               720,436
    MCC Iowa,
       Term Loan D-1, 5.13% - 5.74%, 1/31/15 ........................       United States             930,671               846,687
       Term Loan D-2 (Delayed Draw), 5.13% - 5.74%, 1/31/15 .........       United States              87,615                79,709
    OSI Restaurant Partners LLC (Outback),
       Pre-Funded Revolving Credit, 4.878%, 6/14/13 .................       United States             106,383                87,037
       Term Loan B, 5.563%, 6/14/14 .................................       United States           1,340,425             1,087,447
    Regal Cinemas Corp., Term Loan, 6.33%, 10/27/13 .................       United States           1,088,972             1,010,950


58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Tribune Co., Term Loan B, 7.91%, 5/16/14 ........................       United States           1,194,000        $      900,425
    Univision Communications Inc., Term Loan B, 5.494% - 5.521%,
      9/29/14 .......................................................       United States           1,353,020             1,116,382
    UPC Financing Partnership, Term Loan N, 6.381%, 12/31/14 ........        Netherlands            1,000,000               898,200
                                                                                                                     ---------------
                                                                                                                         12,138,914
                                                                                                                     ---------------
    ENERGY MINERALS 0.1%
    Alpha Natural Resources LLC, Term Loan B, 6.593%, 10/26/12 ......       United States             932,500               900,851
                                                                                                                     ---------------
    FINANCE 0.2%
    Conseco Inc., Term Loan, 5.271%, 10/10/13 .......................       United States           1,392,959             1,252,452
  f Nuveen Investments Inc., Term Loan B, 6.285% - 7.858%,
      11/13/14 ......................................................       United States             700,000               671,006
    TD Ameritrade Holding Corp., Term Loan B, 4.77%, 12/31/12 .......       United States             983,088               943,518
                                                                                                                     ---------------
                                                                                                                          2,866,976
                                                                                                                     ---------------
    HEALTH SERVICES 0.4%
    Community Health Systems Inc., Term Loan, 7.331%,7/25/14 ........       United States             922,660               853,816
    DaVita Inc., Term Loan B-1, 4.78% - 6.52%, 10/05/12 .............       United States             215,000               204,372
    Fresenius Medical Care Holdings Inc., Term Loan B,
      5.818% - 6.437%, 3/31/13 ......................................       United States           1,101,786             1,041,838
    HCA Inc., Term Loan B-1, 7.08%, 11/18/13 ........................       United States           1,219,799             1,130,125
    Health Management Associates Inc., Term Loan B,
      5.021% - 6.58%, 2/28/14 .......................................       United States             583,640               514,990
    Iasis Healthcare LLC,
        Delayed Draw Term Loan, 7.151%, 3/14/14 .....................       United States             176,779               165,069
        Initial Term Loan, 5.244%, 3/14/14 ..........................       United States             693,910               647,945
        Synthetic L/C, 6.236%, 3/14/14 ..............................       United States              63,704                59,484
                                                                                                                     ---------------
                                                                                                                          4,617,639
                                                                                                                     ---------------
    INDUSTRIAL SERVICES 0.1%
    Allied Waste North America Inc.,
        Credit Link, 4.50%, 3/28/14 .................................       United States             274,016               257,420
        Term Loan B, 5.43% - 6.88%, 3/28/14 .........................       United States             455,758               428,153
    Knight Inc. (Kinder Morgan), Term Loan B, 4.78%, 5/30/14 ........       United States             868,227               860,433
                                                                                                                     ---------------
                                                                                                                          1,546,006
                                                                                                                     ---------------
    PROCESS INDUSTRIES 0.5%
    Celanese U.S. Holdings LLC, Dollar Term Loan, 6.479%, 4/02/14 ...       United States             992,500               919,105
    Domtar Corp., Term Loan, 5.364%, 3/07/14 ........................       United States             875,082               816,897
    Georgia-Pacific Corp.,
        Additional Term Loan, 6.58% - 6.896%, 12/20/12 ..............       United States             495,000               463,473
        Term Loan B, 6.58% - 6.896%, 12/20/12 .......................       United States             686,000               646,390


                                        Quarterly Statements of Investments | 59

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PROCESS INDUSTRIES (CONTINUED)
    Hexion Specialty Chemicals BV, Term Loan C-5, 7.125%, 5/03/13 ...        Netherlands              995,000        $      937,097
    Huntsman International LLC, Term Loan B, 5.035%, 4/21/14 ........       United States             693,785               656,453
    Ineos U.S. Finance LLC,
       Term Loan B2, 7.357%, 12/16/13 ...............................       United States             245,000               226,397
       Term Loan C2, 7.857%, 12/23/14 ...............................       United States             245,000               226,120
    Nalco Co., Term Loan B, 5.08% - 6.48%, 11/04/10 .................       United States             204,891               199,493
    Oxbow Carbon LLC,
       Delayed Draw Term Loan, 6.83%, 5/08/14 .......................       United States              96,383                88,752
       Term Loan B, 6.83% - 7.50%, 5/08/14 ..........................       United States           1,076,616               991,380
                                                                                                                     ---------------
                                                                                                                          6,171,557
                                                                                                                     ---------------
    PRODUCER MANUFACTURING 0.3%
    Allison Transmission, Term Loan B, 7.17% - 7.90%, 8/07/14 .......       United States           1,496,250             1,342,735
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.203%,11/09/13 ...       United States           1,286,869             1,074,419
    NCI Building Systems Inc., Term Loan B, 6.39% - 6.88%,
      6/18/10 .......................................................       United States             909,662               863,315
    Sensus Metering Systems Inc.,
       Term Loan B1, 5.926% - 7.04%, 12/17/10 .......................       United States             186,956               180,389
       Term Loan B2, 6.901%, 12/17/10 ...............................         Luxembourg               12,147                11,720
    TriMas Co. LLC,
       Term Loan B, 5.494%, 8/02/13 .................................       United States             206,001               199,472
       Tranche B-1 L/C, 7.086%, 8/02/13 .............................       United States              48,140                46,815
                                                                                                                     ---------------
                                                                                                                          3,718,865
                                                                                                                     ---------------
    REAL ESTATE INVESTMENT TRUST 0.0% h
    Capital Automotive REIT, Term Loan B, 6.39%, 12/15/10 ...........       United States             590,723               566,155
                                                                                                                     ---------------
    RETAIL TRADE 0.1%
    Easton Bell Sports Inc., Term Loan B, 6.85% - 6.90%, 3/16/12 ....       United States           1,085,205               984,226
                                                                                                                     ---------------
    TECHNOLOGY SERVICES 0.1%
    Nuance Communications Inc., Term Loan, 7.35%, 3/31/13 ...........       United States             884,288               814,438
                                                                                                                     ---------------
    UTILITIES 0.1%
    Dynegy Holdings Inc.,
       Term L/C Facility, 4.761%, 4/02/13 ...........................       United States             923,913               843,107
       Term Loan B, 6.04%, 4/02/13 ..................................       United States              75,897                69,259
    NRG Energy Inc.,
       Credit Link, 6.48%, 2/01/13 ..................................       United States             238,093               223,041
       Term Loan, 6.58%, 2/01/13 ....................................       United States             515,692               483,090
                                                                                                                     ---------------
                                                                                                                          1,618,497
                                                                                                                     ---------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $50,780,138) .........                                                    47,011,514
                                                                                                                     ---------------


60 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                          COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CREDIT - LINKED STRUCTURED NOTE (COST $1,202,221) 0.1%
    FINANCE 0.1%
c,d Credit Suisse First Boston International, 144A, FRN, 7.226%,
      3/20/09 .......................................................       United States           1,200,000        $    1,197,876
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
      (COST $1,326,826,221) .........................................                                                 1,327,961,441
                                                                                                                     ---------------
    SHORT TERM INVESTMENTS 15.0%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.2%
  o Egypt Treasury Bill, 7/01/08 - 1/13/09 ..........................           Egypt              13,650,000   EGP       2,346,819
    Government of Malaysia,
       3.17%, 5/15/08 ...............................................         Malaysia             19,600,000   MYR       6,054,492
       3.562%, 7/15/08 ..............................................         Malaysia                620,000   MYR         191,755
  o Malaysia Treasury Bill, 2/28/08 - 9/23/08 .......................         Malaysia             22,025,000   MYR       6,708,787
  o Norway Treasury Bill, 6/18/08 - 9/17/08 .........................          Norway                 500,000   NOK          89,858
                                                                                                                     ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $14,681,751) ............................................                                                    15,391,711
                                                                                                                     ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,993,208) 0.3%
g,o U.S. Treasury Bill, 2/21/08 .....................................       United States           4,000,000             3,996,716
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $1,345,501,180) .........................................                                                 1,347,349,868
                                                                                                                     ---------------

                                                                                               --------------
                                                                                                   SHARES
                                                                                               --------------
    MONEY MARKET FUND (COST $172,520,864) 13.5%
  p Franklin Institutional Fiduciary Trust Money Market Portfolio,
      3.64% .........................................................       United States         172,520,864           172,520,864
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $1,518,022,044) 118.6% ..................                                                 1,519,870,732
    NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.4)% ..............                                                    (4,635,044)
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.1% ..........                                                     1,631,385
    OTHER ASSETS, LESS LIABILITIES (18.3)% ..........................                                                  (235,000,378)
                                                                                                                     ---------------
    NET ASSETS 100.0% ...............................................                                                $1,281,866,695
                                                                                                                     ===============

See Currency and Selected Portfolio Abbreviations on page 63.


                                        Quarterly Statements of Investments | 61

Franklin Investors Securities Trust

--------------------------------------------------------------------------------
   FRANKLIN TOTAL RETURN FUND
--------------------------------------------------------------------------------

a Non-income producing for the twelve months ended January 31, 2008.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $78,130,524, representing 6.10% of net assets.

d The coupon rate shown represents the rate at period end.

e Perpetual bond with no stated maturity date.

f A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced basis.

g Security or a portion of the security has been segregated as collateral for open swap agreements and open future agreements. At January 31, 2008, the value of securities and cash pledged amounted to $19,221,068.

h Rounds to less than 0.1% of net assets.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the aggregate value of these securities was $2,478,750, representing 0.19% of net assets.

l Principal amount is stated in 100 Mexican Peso Units.

m Principal amount is stated in 1,000 Brazilian Real Units.

n Principal amount of security is adjusted for inflation.

o The security is traded on a discount basis with no stated coupon rate.

p The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


62 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENTS OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
BRL  -  Brazilian Real
EGP  -  Egyptian Pound
IDR  -  Indonesian Rupiah
JPY  -  Japanese Yen
KRW  -  South Korean Won
MXN  -  Mexican Peso
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PC    - Participation Certificate
REIT  - Real Estate Investment Trust
SF    - Single Family


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 63

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1.    ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of nine funds (Funds).

2.    SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


64 | Quarterly Statements of Investments

Franklin Investors Securities Trust

2.    SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3.    INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 -----------------------------------------------------
                                                    FRANKLIN
                                                   ADJUSTABLE                            FRANKLIN
                                                 U.S. GOVERNMENT      FRANKLIN         CONVERTIBLE
                                                 SECURITIES FUND    BALANCED FUND    SECURITIES FUND
                                                 -----------------------------------------------------
Cost of investments ..........................   $   399,022,520   $   52,830,239    $   951,801,785
                                                 -----------------------------------------------------
Unrealized appreciation ......................   $     1,939,742   $    1,667,013    $    96,313,698
Unrealized depreciation ......................        (2,307,154)      (2,414,600)      (118,536,163)
                                                 -----------------------------------------------------
Net unrealized appreciation (depreciation) ...   $      (367,412)  $     (747,587)   $   (22,222,465)
                                                 =====================================================

                                                 -----------------------------------------------------
                                                                     FRANKLIN           FRANKLIN
                                                    FRANKLIN         FLOATING        LIMITED MATURITY
                                                     EQUITY         RATE DAILY       U.S. GOVERNMENT
                                                   INCOME FUND      ACCESS FUND      SECURITIES FUND
                                                 -----------------------------------------------------
Cost of investments ..........................   $  854,382,363    $ 1,679,567,406    $ 226,333,425
                                                 -----------------------------------------------------
Unrealized appreciation ......................   $  169,013,337    $       519,451    $   7,446,823
Unrealized depreciation ......................      (78,215,501)      (108,110,998)        (334,631)
                                                 -----------------------------------------------------
Net unrealized appreciation (depreciation) ...   $   90,797,836    $  (107,591,547)   $   7,112,192
                                                 =====================================================


                                        Quarterly Statements of Investments | 65

Franklin Investors Securities Trust

3.    INCOME TAXES (CONTINUED)

                                                 -----------------------------------------------------
                                                    FRANKLIN
                                                  LOW DURATION       FRANKLIN            FRANKLIN
                                                  TOTAL RETURN      REAL RETURN        TOTAL RETURN
                                                      FUND             FUND                FUND
                                                 -----------------------------------------------------
Cost of investments ..........................   $   20,220,453    $   102,053,507   $ 1,520,351,431
                                                 -----------------------------------------------------
Unrealized appreciation ......................   $      492,559    $     4,896,781   $    27,545,729
Unrealized depreciation ......................         (108,695)          (291,651)      (28,026,428)
                                                 -----------------------------------------------------
Net unrealized appreciation (depreciation) ...   $      383,864    $     4,605,130   $      (480,699)
                                                 =====================================================

4.    CREDIT DEFAULT SWAPS

At January 31, 2008, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following credit default swap contracts outstanding:

                                                        --------------------------------------------------------------
                                                                      PERIODIC
                                                         NOTIONAL      PAYMENT   EXPIRATION   UNREALIZED   UNREALIZED
                                                          AMOUNT        RATE        DATE         GAIN         LOSS
                                                        --------------------------------------------------------------
FRANKLIN LOW DURATION TOTAL RETURN FUND

CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)

Avon Products Inc. (Lehman) .........................   $   100,000     0.20%      3/20/11    $       83   $       --
Clear Channel Communications Inc.
   (Lehman) .........................................       281,000     2.87%      6/20/09         4,155           --
Comcast Corp. (Merrill Lynch) .......................       100,000     0.33%      3/20/11         1,220           --
Ford Motor Credit Co. LLC (Citigroup) ...............       150,000     5.68%      9/20/10         5,486           --
Ford Motor Credit Co. LLC (Citigroup) ...............       150,000     5.70%      9/20/10         5,420           --
Kaupthing Bank HF (Citigroup) .......................       200,000     1.50%     12/20/11        22,052           --
Textron Inc. (Merrill Lynch) ........................       250,000     0.27%     12/20/10           806           --
Viacom Inc. (Merrill Lynch) .........................       100,000     0.45%      6/20/11           951           --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2 (JPMorgan Chase) ......................       200,000     0.60%      3/15/49            --      (71,174)
LCDX.NA.9 (JPMorgan Chase) ..........................     1,000,000     2.25%     12/20/12            --      (66,200)
                                                                                              ------------------------
   Unrealized gain (loss) on credit default swaps .........................................       40,173     (137,374)
                                                                                              ------------------------
      Net unrealized gain (loss) on credit default swaps ..................................                $  (97,201)
                                                                                                           ===========

FRANKLIN TOTAL RETURN FUND

CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Avon Products Inc. (Lehman) .........................   $ 7,900,000     0.20%      3/20/11    $    6,533   $       --
Capital One Financial Corp.
   (Goldman Sachs) ..................................     8,400,000     1.95%      3/20/18       626,883           --
CenturyTel Inc. (Credit Suisse) .....................     6,600,000    0.375%      9/20/12       176,648           --
Clear Channel Communications Inc.
   (Lehman) .........................................     5,000,000     4.35%      3/20/11       207,028           --


66 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4.    CREDIT DEFAULT SWAPS (CONTINUED)

                                                              -------------------------------------------------------------------
                                                                              PERIODIC
                                                                 NOTIONAL      PAYMENT   EXPIRATION    UNREALIZED    UNREALIZED
                                                                  AMOUNT        RATE        DATE          GAIN         LOSS
                                                              -------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND (CONTINUED)
CONTRACTS TO BUY PROTECTION (CONTINUED)
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Clear Channel Communications Inc.
   (Lehman) ...............................................   $   4,000,000     2.87%      6/20/09    $    59,151   $         --
Comcast Corp. (Merrill Lynch) .............................       7,000,000     0.33%      3/20/11         85,387             --
Ford Motor Credit Co. LLC (Citigroup) .....................       9,850,000     5.68%      9/20/10        360,243             --
Ford Motor Credit Co. LLC (Citigroup) .....................       9,850,000     5.70%      9/20/10        355,897             --
General Mills Inc. (Citigroup) ............................       6,500,000     0.40%      9/20/12         29,474             --
General Mills Inc. (Merrill Lynch) ........................      10,000,000     0.34%      3/20/12         51,950             --
The Home Depot Inc. (Lehman) ..............................       5,000,000     0.67%     12/20/13        172,536             --
iStar Financial Inc. (Credit Suisse) ......................       3,600,000     2.92%      3/20/18        139,789             --
Kaupthing Bank HF (Citigroup) .............................      14,800,000     1.50%     12/20/11      1,631,883             --
Pulte Homes Inc. (Citigroup) ..............................       5,000,000     5.70%      9/20/09             --       (110,373)
Textron Inc. (Merrill Lynch) ..............................      16,750,000     0.27%     12/20/10         53,992             --
Viacom Inc. (Merrill Lynch) ...............................       6,000,000     0.45%      6/20/11         57,056             --
Viacom Inc. (Merrill Lynch) ...............................      10,000,000     0.35%      6/20/11        127,165             --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Capital One Financial Corp.
   (Goldman Sachs) ........................................      14,030,000     2.60%      3/20/13             --       (656,704)
CMBX.NA.BBB.2 (Citigroup) .................................       5,000,000     0.60%      3/15/49             --       (732,384)
CMBX.NA.BBB.2 (Goldman Sachs) .............................       2,000,000     0.60%      3/15/49             --       (427,194)
CMBX.NA.BBB.2 (JPMorgan Chase) ............................      10,000,000     0.60%      3/15/49             --     (2,710,233)
CMBX.NA.BBB.3 (Goldman Sachs) .............................      19,500,000     2.00%      2/20/49             --     (3,976,740)
iStar Financial Inc. (Credit Suisse) ......................       5,900,000     4.00%      3/20/13             --       (163,031)
                                                                                                      ---------------------------
   Unrealized gain (loss) on credit default swaps .................................................     4,141,615     (8,776,659)
                                                                                                      ---------------------------
      Net unrealized gain (loss) on credit default swaps ..........................................                 $ (4,635,044)
                                                                                                                    =============

5.    FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS

At January 31, 2008, the Franklin Total Return Fund had the following financial futures contracts outstanding:

                             -------------------------------------------------
                             NUMBER OF   DELIVERY     CONTRACT      UNREALIZED
                             CONTRACTS     DATES     FACE VALUE    GAIN (LOSS)
                             -------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Bond .......      605       3/19/08   $ 60,500,000   $ 1,513,594
U.S. Treasury Note .......      310       3/19/08     31,000,000     1,075,313
U.S. Treasury Note .......       50       3/31/08      5,000,000        28,125


                                        Quarterly Statements of Investments | 67

Franklin Investors Securities Trust

5.    FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS (CONTINUED)

At January 31, 2008, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following forward exchange contracts outstanding:

                                                                    -----------------------------------------------------
                                                                     CONTRACT        SETTLEMENT   UNREALIZED   UNREALIZED
                                                                     AMOUNT a           DATE         GAIN         LOSS
                                                                    -----------------------------------------------------
FRANKLIN LOW DURATION TOTAL RETURN FUND

CONTRACTS TO BUY
          125,000   Norwegian Krone .............................       22,859         2/28/08    $      212   $       --
        5,777,000   Japanese Yen ................................       48,895         4/14/08         5,703           --
        2,956,500   Japanese Yen ................................       25,000         6/23/08         3,049           --
        5,307,773   Japanese Yen ................................       45,000         6/30/08         5,374           --
          556,150   Japanese Yen ................................        5,000         9/26/08           302           --
        2,215,300   Japanese Yen ................................       20,000         9/26/08         1,117           --
           92,386   Swiss Franc .................................       85,000        11/28/08           738           --
        3,953,250   Japanese Yen ................................       37,884         1/22/09            15           --

CONTRACTS TO SELL
       50,000,000   South Korean Won ............................       60,950 CHF    12/18/08         3,782           --
                                                                                                  -----------------------
  Net unrealized gain (loss) on forward exchange contracts ....................................   $   20,292
                                                                                                  ==========
FRANKLIN REAL RETURN FUND

CONTRACTS TO BUY
        1,300,000   Norwegian Krone .............................      237,738         2/28/08    $    2,206   $       --
                                                                                                  -----------------------
  Net unrealized gain (loss) on forward exchange contracts ....................................   $    2,206
                                                                                                  ==========
FRANKLIN TOTAL RETURN FUND

CONTRACTS TO BUY
        9,500,000   Norwegian Krone .............................    1,737,318         2/28/08    $   16,124   $       --
      265,742,000   Japanese Yen ................................    2,249,192         4/14/08       262,352           --
      191,340,764   Indian Rupee ................................   50,419,174 MXN     5/15/08       236,338           --
      215,824,500   Japanese Yen ................................    1,825,000         6/23/08       222,581           --
      542,572,300   Japanese Yen ................................    4,600,000         6/30/08       549,378           --
       28,363,650   Japanese Yen ................................      255,000         9/26/08        15,373           --
       56,490,150   Japanese Yen ................................      510,000         9/26/08        28,484           --
        6,298,586   Swiss Franc .................................    5,795,000        11/28/08        50,319           --
      218,558,250   Japanese Yen ................................    2,094,433         1/22/09           823           --

CONTRACTS TO SELL
    3,300,000,000   South Korean Won ............................    4,022,722 CHF    12/18/08       249,613           --
                                                                                                  -----------------------
   Net unrealized gain (loss) on forward exchange contracts ...................................   $1,631,385
                                                                                                  ==========

a In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS
CHF - Swiss Franc
MXN - Mexican Peso


68 | Quarterly Statements of Investments

Franklin Investors Securities Trust

6.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 69


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  March 27, 2008














                                Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration











I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer